Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust
Entity Central Index Key	0001209466
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000008290 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Bloomberg MVP Multi-factor ETF
Class Name	Invesco Bloomberg MVP Multi-factor ETF
Trading Symbol	BMVP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Bloomberg MVP Multi-factor ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Bloomberg MVP Multi-factor ETF	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities delivered solid performance and ultimately pushed to new highs despite bouts of volatility tied to geopolitical developments. The market's leadership remained heavily influenced by large-cap growth-oriented sectors such as information technology and communication services. The Fund's multi-factor approach resulted in an underweight allocation to mega-capitalization securities, creating a performance headwind relative to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Bloomberg MVP Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 13.22%, differed from the return of the Index, 13.48%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the utilities and health care sectors, respectively.
Positions | Cummins Inc., an industrials company, and Vistra Corp., a utilities company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Cognizant Technology Solutions Corp., Class A, an information technology company (no longer held at fiscal year-end), and Broadridge Financial Solutions, Inc., an industrials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Bloomberg MVP Multi-factor ETF — NAV Return	13.22%	6.52%	9.63%
Blended - Invesco Bloomberg MVP Multi-Factor Benchmark	13.48%	6.91%	10.19%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 102,131,254
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 304,661
Investment Company Portfolio Turnover	176.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$102,131,254
Total number of portfolio holdings	57
Total advisory fees paid	$304,661
Portfolio turnover rate	176%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	2.35%
Jabil, Inc.	2.23%
Cummins, Inc.	2.19%
Cisco Systems, Inc.	2.07%
Ferguson Enterprises, Inc.	2.02%
FedEx Corp.	1.99%
CDW Corp.	1.99%
Synchrony Financial	1.97%
Principal Financial Group, Inc.	1.97%
United Parcel Service, Inc., Class B	1.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	2.35%
Jabil, Inc.	2.23%
Cummins, Inc.	2.19%
Cisco Systems, Inc.	2.07%
Ferguson Enterprises, Inc.	2.02%
FedEx Corp.	1.99%
CDW Corp.	1.99%
Synchrony Financial	1.97%
Principal Financial Group, Inc.	1.97%
United Parcel Service, Inc., Class B	1.94%
* Excluding money market fund holdings, if any.

C000008291 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Momentum ETF
Class Name	Invesco S&P SmallCap Momentum ETF
Trading Symbol	XSMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Momentum ETF	$42	0.35%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund's focus on momentum securities, or those with relatively stronger price returns over a trailing twelve-month period, was a notable driver of its relative outperformance versus the S&P SmallCap 600® Index during the period, as investors continued to favor the momentum factor.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600 Momentum Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 41.41%, differed from the return of the Index, 42.00%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the industrials and financials sectors, respectively.
Positions | TTM Technologies, Inc., an information technology company (no longer held at fiscal year-end), and Viavi Solutions, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector.
Positions | ADMA Biologics, Inc., a health care company (no longer held at fiscal year-end), and GEO Group, Inc. (The), an industrials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Momentum ETF — NAV Return	41.41%	12.03%	14.91%
Blended - S&P SmallCap 600® Momentum Index	42.00%	12.49%	15.23%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P SmallCap 600® Index	38.86%	6.15%	10.87%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,753,437,654
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 5,803,800
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,753,437,654
Total number of portfolio holdings	116
Total advisory fees paid	$5,803,800
Portfolio turnover rate	121%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Viavi Solutions, Inc.	4.00%
Viasat, Inc.	3.47%
Primoris Services Corp.	3.09%
ESCO Technologies, Inc.	2.69%
Sanmina Corp.	2.52%
FormFactor, Inc.	2.24%
Powell Industries, Inc.	2.06%
Krystal Biotech, Inc.	1.91%
Indivior Pharmaceuticals, Inc.	1.78%
StoneX Group, Inc.	1.77%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Viavi Solutions, Inc.	4.00%
Viasat, Inc.	3.47%
Primoris Services Corp.	3.09%
ESCO Technologies, Inc.	2.69%
Sanmina Corp.	2.52%
FormFactor, Inc.	2.24%
Powell Industries, Inc.	2.06%
Krystal Biotech, Inc.	1.91%
Indivior Pharmaceuticals, Inc.	1.78%
StoneX Group, Inc.	1.77%
* Excluding money market fund holdings, if any.

C000008292 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Value with Momentum ETF
Class Name	Invesco S&P SmallCap Value with Momentum ETF
Trading Symbol	XSVM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Value with Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Value with Momentum ETF	$43	0.36%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund outperformed the S&P SmallCap 600® Index due to its focus on value securities, which outperformed broader U.S. small-cap equities during the period. A large relative overweight allocation to the financials sector as well as strong security selection results within the consumer staples sector were notably supportive of the relative outperformance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600 High Momentum Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 39.44%, differed from the return of the Index, 39.92%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the consumer discretionary and information technology sectors, respectively.
Positions | Victoria's Secret & Co., a consumer discretionary company (no longer held at fiscal year-end), and United Natural Foods, Inc., a consumer staples company.
What detracted from performance?
Sector Allocations |  No sector detracted from the Fund's performance during the period.
Positions | Kohl's Corp., a consumer discretionary company, and Select Medical Holdings Corp., a health care company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Value with Momentum ETF — NAV Return	39.44%	7.98%	12.84%
Blended - S&P SmallCap 600® High Momentum Value Index	39.92%	8.40%	13.24%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P SmallCap 600® Index	38.86%	6.15%	10.87%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 613,139,649
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 1,676,807
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$613,139,649
Total number of portfolio holdings	120
Total advisory fees paid	$1,676,807
Portfolio turnover rate	84%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
StoneX Group, Inc.	1.88%
Andersons, Inc. (The)	1.83%
United Natural Foods, Inc.	1.70%
MarineMax, Inc.	1.59%
Par Pacific Holdings, Inc.	1.52%
AdaptHealth Corp.	1.40%
Sonic Automotive, Inc., Class A	1.37%
Vishay Intertechnology, Inc.	1.37%
Deluxe Corp.	1.28%
Dana, Inc.	1.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
StoneX Group, Inc.	1.88%
Andersons, Inc. (The)	1.83%
United Natural Foods, Inc.	1.70%
MarineMax, Inc.	1.59%
Par Pacific Holdings, Inc.	1.52%
AdaptHealth Corp.	1.40%
Sonic Automotive, Inc., Class A	1.37%
Vishay Intertechnology, Inc.	1.37%
Deluxe Corp.	1.28%
Dana, Inc.	1.27%
* Excluding money market fund holdings, if any.

C000008293 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Biotechnology & Genome ETF
Class Name	Invesco Biotechnology & Genome ETF
Trading Symbol	PBE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Biotechnology & Genome ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Biotechnology & Genome ETF	$68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the health care sector underperformed the broader market. The Fund's multi-factor methodology led to security selection performance tailwind compared to the S&P Composite 1500® Biotechnology Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Biotech & Genome Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 29.08%, differed from the return of the Index, 29.70%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Biotechnology sub-industry, followed by the pharmaceuticals and life sciences tools & services sub-industries, respectively.
Positions | United Therapeutics Corp., a biotechnology company, and Exact Sciences Corp., a health care equipment company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations |  No sub-industry detracted from the Fund's performance during the period.
Positions | Akebia Therapeutics, Inc., a biotechnology company (no longer held at fiscal year-end), and TG Therapeutics, Inc., a biotechnology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Biotechnology & Genome ETF — NAV Return	29.08%	1.34%	7.54%
Dynamic Biotech & Genome Intellidex® Index	29.70%	1.90%	7.99%
S&P 500® Index	31.05%	13.14%	15.26%
S&P Composite 1500® Biotechnology Index	16.09%	9.43%	8.77%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 247,382,190
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,192,501
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$247,382,190
Total number of portfolio holdings	33
Total advisory fees paid	$1,192,501
Portfolio turnover rate	103%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
United Therapeutics Corp.	6.28%
Illumina, Inc.	5.37%
Biogen, Inc.	5.05%
Incyte Corp.	4.91%
Alnylam Pharmaceuticals, Inc.	4.84%
Regeneron Pharmaceuticals, Inc.	4.77%
Amgen, Inc.	4.71%
Gilead Sciences, Inc.	4.62%
BioCryst Pharmaceuticals, Inc.	3.42%
Catalyst Pharmaceuticals, Inc.	3.30%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
United Therapeutics Corp.	6.28%
Illumina, Inc.	5.37%
Biogen, Inc.	5.05%
Incyte Corp.	4.91%
Alnylam Pharmaceuticals, Inc.	4.84%
Regeneron Pharmaceuticals, Inc.	4.77%
Amgen, Inc.	4.71%
Gilead Sciences, Inc.	4.62%
BioCryst Pharmaceuticals, Inc.	3.42%
Catalyst Pharmaceuticals, Inc.	3.30%
* Excluding money market fund holdings, if any.

C000008294 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Food & Beverage ETF
Class Name	Invesco Food & Beverage ETF
Trading Symbol	PBJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Food & Beverage ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Food & Beverage ETF	$66	0.63%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the consumer staples sector underperformed the broader market. The Fund's multifactor methodology led to an overweight in food distributor stocks, which created a performance tailwind compared to the S&P Composite 1500® Food Beverage & Tobacco Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Food & Beverage Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 8.03%, differed from the return of the Index, 8.77%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Food distributors sub-industry, followed by the agricultural products & services and restaurants sub-industries, respectively.
Positions | United Natural Foods, Inc., a food distributors company, and Monster Beverage Corp., a soft drinks & non-alcoholic beverages company.
What detracted from performance?
Sub-Industry Allocations |  Food retail sub-industry, followed by the packaged foods & meats sub-industry.
Positions | Sprouts Farmers Market, Inc., a food retail company (no longer held at fiscal year-end), and Nomad Foods Ltd., a packaged foods & meats company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Food & Beverage ETF — NAV Return	8.03%	5.59%	5.97%
Dynamic Food & Beverage Intellidex® Index	8.77%	6.29%	6.63%
S&P 500® Index	31.05%	13.14%	15.26%
S&P Composite 1500® Food Beverage & Tobacco Index	6.94%	6.63%	6.69%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 94,416,624
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 475,578
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$94,416,624
Total number of portfolio holdings	33
Total advisory fees paid	$475,578
Portfolio turnover rate	107%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Archer-Daniels-Midland Co.	5.52%
Corteva, Inc.	5.24%
Mondelez International, Inc., Class A	5.06%
Kroger Co. (The)	4.92%
PepsiCo, Inc.	4.71%
Monster Beverage Corp.	4.54%
Sysco Corp.	4.19%
Hershey Co. (The)	4.06%
United Natural Foods, Inc.	3.57%
Darling Ingredients, Inc.	3.35%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Archer-Daniels-Midland Co.	5.52%
Corteva, Inc.	5.24%
Mondelez International, Inc., Class A	5.06%
Kroger Co. (The)	4.92%
PepsiCo, Inc.	4.71%
Monster Beverage Corp.	4.54%
Sysco Corp.	4.19%
Hershey Co. (The)	4.06%
United Natural Foods, Inc.	3.57%
Darling Ingredients, Inc.	3.35%
* Excluding money market fund holdings, if any.

C000008295 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Leisure and Entertainment ETF
Class Name	Invesco Leisure and Entertainment ETF
Trading Symbol	PEJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Leisure and Entertainment ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Leisure and Entertainment ETF	$66	0.58%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the consumer discretionary sector underperformed the broader market. The Fund's multi-factor methodology led to a security selection performance tailwind in packaged foods & meats stocks compared to the S&P Composite 1500® Hotels Restaurants & Leisure Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Leisure & Entertainment Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 27.48%, differed from the return of the Index, 28.21%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sub-Industry Allocations |  Movies & entertainment sub-industry, followed by the hotels, resorts & cruise lines and passenger airlines sub-industries, respectively.
Positions | Warner Bros. Discovery, Inc., Series A, a movies & entertainment company (no longer held at fiscal year-end), and Expedia Group, Inc., a hotels resorts & cruise lines company.
What detracted from performance?
Sub-Industry Allocations |  Interactive media & services sub-industry, followed by the leisure facilities sub-industry.
Positions | Flutter Entertainment PLC, a casinos & gaming company (no longer held at fiscal year-end), and TripAdvisor, Inc., an interactive media & services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Leisure and Entertainment ETF — NAV Return	27.48%	6.28%	6.13%
Dynamic Leisure & Entertainment Intellidex® Index	28.21%	6.74%	6.72%
S&P 500® Index	31.05%	13.14%	15.26%
S&P Composite 1500® Hotels Restaurants & Leisure Index	5.96%	5.50%	10.89%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 244,873,472
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,506,341
Investment Company Portfolio Turnover	168.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$244,873,472
Total number of portfolio holdings	33
Total advisory fees paid	$1,506,341
Portfolio turnover rate	168%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Expedia Group, Inc.	6.24%
Airbnb, Inc., Class A	5.56%
Marriott International, Inc., Class A	5.25%
Las Vegas Sands Corp.	4.94%
Carnival Corp.	4.17%
Royal Caribbean Cruises Ltd.	4.15%
Sysco Corp.	4.14%
Lionsgate Studios Corp.	4.11%
United Airlines Holdings, Inc.	3.98%
Versant Media Group, Inc.	3.66%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Expedia Group, Inc.	6.24%
Airbnb, Inc., Class A	5.56%
Marriott International, Inc., Class A	5.25%
Las Vegas Sands Corp.	4.94%
Carnival Corp.	4.17%
Royal Caribbean Cruises Ltd.	4.15%
Sysco Corp.	4.14%
Lionsgate Studios Corp.	4.11%
United Airlines Holdings, Inc.	3.98%
Versant Media Group, Inc.	3.66%
* Excluding money market fund holdings, if any.

C000008296 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Next Gen Media and Gaming ETF
Class Name	Invesco Next Gen Media and Gaming ETF
Trading Symbol	GGME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Next Gen Media and Gaming ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Next Gen Media and Gaming ETF	$66	0.63%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, semiconductors and semiconductor equipment, to which the Fund had significant exposure through the implementation of its underlying index methodology, outperformed the broader stock market. In addition to the Fund's focus on media- and gaming-related industries, its thematic media methodology created a performance tailwind compared to the S&P Composite 1500® Media Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX World AC NexGen Media Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 10.76%, differed from the return of the Index, 11.25%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Semiconductors sub-industry, followed by the internet services & infrastructure and technology hardware storage & peripherals sub-industries, respectively.
Positions | Advanced Micro Devices, Inc., a semiconductors company, and NVIDIA Corp., a semiconductors company.
What detracted from performance?
Sub-Industry Allocations |  Interactive home entertainment sub-industry, followed by the application software and movies & entertainment sub-industries, respectively.
Positions | Nintendo Co., Ltd., an interactive home entertainment company, and Adobe, Inc., an application software company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Next Gen Media and Gaming ETF — NAV Return	10.76%	2.57%	9.17%
Blended - Invesco Next Gen Media and Gaming Benchmark	11.25%	2.80%	9.62%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P Composite 1500® Media Index	-15.67%	-10.40%	0.77%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 43,193,763
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 579,329
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$43,193,763
Total number of portfolio holdings	93
Total advisory fees paid	$579,329
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Advanced Micro Devices, Inc.	13.33%
NVIDIA Corp.	8.10%
Apple, Inc.	7.89%
Netflix, Inc.	7.38%
Meta Platforms, Inc., Class A	7.14%
QUALCOMM, Inc.	5.73%
Cloudflare, Inc., Class A	4.04%
Adobe, Inc.	3.82%
Spotify Technology S.A.	3.66%
Nintendo Co. Ltd.	3.21%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Advanced Micro Devices, Inc.	13.33%
NVIDIA Corp.	8.10%
Apple, Inc.	7.89%
Netflix, Inc.	7.38%
Meta Platforms, Inc., Class A	7.14%
QUALCOMM, Inc.	5.73%
Cloudflare, Inc., Class A	4.04%
Adobe, Inc.	3.82%
Spotify Technology S.A.	3.66%
Nintendo Co. Ltd.	3.21%
* Excluding money market fund holdings, if any.

C000008297 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Next Gen Connectivity ETF
Class Name	Invesco Next Gen Connectivity ETF
Trading Symbol	KNCT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Next Gen Connectivity ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Next Gen Connectivity ETF	$53	0.40%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, connectivity-related industries outperformed the broader stock market. Despite the Fund's focus on connectivity-related industries, its thematic emerging connectivity methodology created a performance headwind compared to the S&P Composite 1500® Communications Equipment Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX World AC NexGen Connectivity Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 65.89%, differed from the return of the Index, 65.29%, primarily due to positive foreign fair valuation impact and positive differences in the tax withholding treatment of dividends between the Fund and the Index, partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Semiconductors sub-industry, followed by the technology hardware storage & peripherals and communications equipment sub-industries, respectively.
Positions | Broadcom Inc., a semiconductors company, and Taiwan Semiconductor Manufacturing Co., Ltd., a semiconductors company.
What detracted from performance?
Sub-Industry Allocations |  IT consulting & other services sub-industry, followed by the cable & satellite and systems software sub-industries, respectively.
Positions | Accenture PLC, an IT consulting & other services company, and T-Mobile US, Inc., a wireless telecommunication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Next Gen Connectivity ETF — NAV Return	65.89%	16.01%	18.59%
Blended - Invesco Next Gen Connectivity Benchmark	65.29%	15.96%	18.84%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P Composite 1500® Communications Equipment Index	89.70%	23.84%	19.84%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 133,608,093
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 264,795
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$133,608,093
Total number of portfolio holdings	98
Total advisory fees paid	$264,795
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Broadcom, Inc.	8.45%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.99%
Apple, Inc.	7.21%
Samsung Electronics Co. Ltd.	7.00%
Micron Technology, Inc.	6.06%
Intel Corp.	5.69%
Cisco Systems, Inc.	4.25%
SK hynix, Inc.	4.10%
Verizon Communications, Inc.	2.58%
Arista Networks, Inc.	2.49%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Broadcom, Inc.	8.45%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.99%
Apple, Inc.	7.21%
Samsung Electronics Co. Ltd.	7.00%
Micron Technology, Inc.	6.06%
Intel Corp.	5.69%
Cisco Systems, Inc.	4.25%
SK hynix, Inc.	4.10%
Verizon Communications, Inc.	2.58%
Arista Networks, Inc.	2.49%
* Excluding money market fund holdings, if any.

C000008298 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pharmaceuticals ETF
Class Name	Invesco Pharmaceuticals ETF
Trading Symbol	PJP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Pharmaceuticals ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Pharmaceuticals ETF	$67	0.58%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the health care sector underperformed the broader stock market. The Fund's multi-factor methodology led to an overweight in health care equipment, which created a performance tailwind compared to the S&P Composite 1500® Pharmaceuticals Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Pharmaceutical Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 29.49%, differed from the return of the Index, 30.21%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Pharmaceuticals sub-industry, followed by the biotechnology sub-industry.
Positions | Avadel Pharmaceuticals PLC, a pharmaceuticals company (no longer held at fiscal year-end), and Travere Therapeutics, Inc., a biotechnology company.
What detracted from performance?
Sub-Industry Allocations |  Health care equipment sub-industry.
Positions | Abbott Laboratories, a health care equipment company, and Perrigo Co. PLC, a pharmaceuticals company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Pharmaceuticals ETF — NAV Return	29.49%	7.19%	6.40%
Dynamic Pharmaceutical Intellidex® Index	30.21%	7.75%	6.97%
S&P 500® Index	31.05%	13.14%	15.26%
S&P Composite 1500® Pharmaceuticals Index	20.58%	12.59%	10.85%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 333,093,019
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,525,311
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$333,093,019
Total number of portfolio holdings	34
Total advisory fees paid	$1,525,311
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Pfizer, Inc.	5.20%
Johnson & Johnson	4.93%
AbbVie, Inc.	4.89%
Amgen, Inc.	4.78%
Eli Lilly and Co.	4.74%
Gilead Sciences, Inc.	4.68%
Merck & Co., Inc.	4.65%
Abbott Laboratories	4.18%
Travere Therapeutics, Inc.	3.99%
Corcept Therapeutics, Inc.	3.73%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Pfizer, Inc.	5.20%
Johnson & Johnson	4.93%
AbbVie, Inc.	4.89%
Amgen, Inc.	4.78%
Eli Lilly and Co.	4.74%
Gilead Sciences, Inc.	4.68%
Merck & Co., Inc.	4.65%
Abbott Laboratories	4.18%
Travere Therapeutics, Inc.	3.99%
Corcept Therapeutics, Inc.	3.73%
* Excluding money market fund holdings, if any.

C000008299 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Semiconductors ETF
Class Name	Invesco Semiconductors ETF
Trading Symbol	PSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Semiconductors ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Semiconductors ETF	$107	0.55%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, semiconductors outperformed the broader stock market. In addition to the Fund's focus on semiconductor stocks, its multi-factor methodology created a performance tailwind compared to the S&P Composite 1500® Semiconductor Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Semiconductor Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 189.32%, differed from the return of the Index, 190.97%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance and partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Sub-Industry Allocations |  Semiconductors sub-industry, followed by the semiconductor materials & equipment and electronic equipment & instruments sub-industries, respectively.
Positions | Micron Technology, Inc., a semiconductors company, and Lam Research Corp., a semiconductor materials & equipment company.
What detracted from performance?
Sub-Industry Allocations |  Automotive parts & equipment sub-industry.
Positions | Mobileye Global, Inc., an automotive parts & equipment company (no longer held at fiscal year-end), and Ichor Holdings, Ltd., a semiconductor materials & equipment company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Semiconductors ETF — NAV Return	189.32%	27.42%	32.79%
Dynamic Semiconductor Intellidex® Index	190.97%	28.12%	33.59%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P Composite 1500® Semiconductor Index	111.33%	42.22%	36.75%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,995,081,050
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 4,875,138
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,995,081,050
Total number of portfolio holdings	33
Total advisory fees paid	$4,875,138
Portfolio turnover rate	105%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
MaxLinear, Inc.	8.00%
Advanced Micro Devices, Inc.	6.27%
Texas Instruments, Inc.	4.98%
Broadcom, Inc.	4.85%
Micron Technology, Inc.	4.68%
KLA Corp.	4.40%
Lam Research Corp.	3.99%
Applied Materials, Inc.	3.95%
NVIDIA Corp.	3.91%
Tower Semiconductor Ltd.	3.62%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MaxLinear, Inc.	8.00%
Advanced Micro Devices, Inc.	6.27%
Texas Instruments, Inc.	4.98%
Broadcom, Inc.	4.85%
Micron Technology, Inc.	4.68%
KLA Corp.	4.40%
Lam Research Corp.	3.99%
Applied Materials, Inc.	3.95%
NVIDIA Corp.	3.91%
Tower Semiconductor Ltd.	3.62%
* Excluding money market fund holdings, if any.

C000008300 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AI and Next Gen Software ETF
Class Name	Invesco AI and Next Gen Software ETF
Trading Symbol	IGPT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco AI and Next Gen Software ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AI and Next Gen Software ETF	$83	0.57%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for a majority of the year, while increasingly rotating back toward artificial intelligence (AI)-linked themes. Renewed AI investment momentum benefited companies tied to next-generation software development and broader AI buildout. As a result, the Fund outperformed the S&P Composite 1500® Software & Services Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX World AC NexGen Software Development Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 90.27%, differed from the return of the Index, 90.29%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Semiconductors sub-industry, followed by the interactive media & services and technology hardware storage & peripherals sub-industries, respectively.
Positions | Micron Technology, Inc., a semiconductors company, and SK hynix Inc., a semiconductors company.
What detracted from performance?
Sub-Industry Allocations |  Application software sub-industry, followed by the health care equipment sub-industry.
Positions | Strategy Inc., Class A, an application software company, and Adobe, Inc., an application software company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco AI and Next Gen Software ETF — NAV Return	90.27%	8.97%	19.53%
Blended - Invesco AI and Next Gen Software Benchmark	90.29%	9.14%	20.00%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P Composite 1500® Software & Services Index	-6.51%	5.83%	16.02%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 875,307,932
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 2,960,138
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$875,307,932
Total number of portfolio holdings	102
Total advisory fees paid	$2,960,138
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
SK hynix, Inc.	9.02%
Micron Technology, Inc.	8.10%
Alphabet, Inc., Class A	8.05%
Intel Corp.	7.11%
NVIDIA Corp.	6.92%
Advanced Micro Devices, Inc.	6.40%
Meta Platforms, Inc., Class A	4.76%
QUALCOMM, Inc.	3.55%
Intuitive Surgical, Inc.	3.41%
Western Digital Corp.	3.19%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
SK hynix, Inc.	9.02%
Micron Technology, Inc.	8.10%
Alphabet, Inc., Class A	8.05%
Intel Corp.	7.11%
NVIDIA Corp.	6.92%
Advanced Micro Devices, Inc.	6.40%
Meta Platforms, Inc., Class A	4.76%
QUALCOMM, Inc.	3.55%
Intuitive Surgical, Inc.	3.41%
Western Digital Corp.	3.19%
* Excluding money market fund holdings, if any.

C000008303 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Dividend AchieversTM ETF
Class Name	Invesco International Dividend AchieversTM ETF
Trading Symbol	PID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Dividend AchieversTM ETF	$58	0.53%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, international equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the Fund underperformed the MSCI EAFE® Index primarily due to its security selection in the industrials and information technology sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq International Dividend AchieversTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 20.37%, differed from the return of the Index, 20.28%, primarily due to income received from the securities lending program in which the Fund participates and positive differences in the tax withholding treatment of dividends between the Fund and the Index, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the energy and utilities sectors, respectively.
Positions | Canadian Natural Resources Ltd., an energy company, and Magna International, Inc., a consumer discretionary company.
What detracted from performance?
Sector Allocations |  Information technology sector, followed by the health care and industrials sectors, respectively.
Positions | Diageo PLC, ADR, a consumer staples company (no longer held at fiscal year-end), and Novo Nordisk A/S, ADR, a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Dividend AchieversTM ETF — NAV Return	20.37%	9.60%	8.54%
Nasdaq International Dividend Achievers™ Index (Net)	20.28%	9.43%	8.56%
MSCI EAFE® Index (Net)	24.60%	8.83%	8.85%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 928,793,878
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,520,837
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$928,793,878
Total number of portfolio holdings	65
Total advisory fees paid	$3,520,837
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
TELUS Corp.	3.71%
Eni S.p.A., ADR	3.64%
Itau Unibanco Holding S.A., ADR	3.61%
Enbridge, Inc.	3.28%
Novo Nordisk A/S, ADR	3.17%
Brookfield Renewable Partners L.P.	3.02%
British American Tobacco PLC, ADR	2.93%
PT Telkom Indonesia (Persero) Tbk, ADR	2.93%
FinVolution Group, ADR	2.65%
Sanofi S.A., ADR	2.63%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
TELUS Corp.	3.71%
Eni S.p.A., ADR	3.64%
Itau Unibanco Holding S.A., ADR	3.61%
Enbridge, Inc.	3.28%
Novo Nordisk A/S, ADR	3.17%
Brookfield Renewable Partners L.P.	3.02%
British American Tobacco PLC, ADR	2.93%
PT Telkom Indonesia (Persero) Tbk, ADR	2.93%
FinVolution Group, ADR	2.65%
Sanofi S.A., ADR	2.63%
* Excluding money market fund holdings, if any.

C000008304 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend AchieversTM ETF
Class Name	Invesco Dividend AchieversTM ETF
Trading Symbol	PFM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend AchieversTM ETF	$58	0.52%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the Fund underperformed the Russell 3000® Index primarily due to its security selection within the information technology sector and relative overweight allocation to the health care sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq US Broad Dividend AchieversTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 21.72%, differed from the return of the Index, 22.39%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the financials and industrials sectors, respectively.
Positions | Broadcom, Inc., an information technology company, and Apple, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Accenture PLC, Class A, an information technology company, and Abbott Laboratories, a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend AchieversTM ETF — NAV Return	21.72%	10.49%	11.74%
Nasdaq US Broad Dividend Achievers™ Index	22.39%	11.07%	12.32%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 3000® Value Index	29.96%	10.09%	11.17%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 764,161,259
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 2,919,012
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$764,161,259
Total number of portfolio holdings	433
Total advisory fees paid	$2,919,012
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Broadcom, Inc.	5.20%
Microsoft Corp.	4.13%
Apple, Inc.	4.09%
Walmart, Inc.	3.84%
Eli Lilly and Co.	3.22%
JPMorgan Chase & Co.	3.08%
Exxon Mobil Corp.	2.35%
Visa, Inc., Class A	2.02%
Johnson & Johnson	2.02%
Oracle Corp.	1.69%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Broadcom, Inc.	5.20%
Microsoft Corp.	4.13%
Apple, Inc.	4.09%
Walmart, Inc.	3.84%
Eli Lilly and Co.	3.22%
JPMorgan Chase & Co.	3.08%
Exxon Mobil Corp.	2.35%
Visa, Inc., Class A	2.02%
Johnson & Johnson	2.02%
Oracle Corp.	1.69%
* Excluding money market fund holdings, if any.

C000008306 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Aerospace & Defense ETF
Class Name	Invesco Aerospace & Defense ETF
Trading Symbol	PPA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Aerospace & Defense ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Aerospace & Defense ETF	$69	0.58%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the aerospace and defense industry outperformed the broader market. In addition to the Fund's focus on aerospace and defense stocks, its security selection led to a performance tailwind compared to the S&P Composite 1500® Aerospace & Defense Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the SPADE® Defense Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 38.20%, differed from the return of the Index, 39.02%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Industry Allocations |  Aerospace & defense industry, followed by the electronic equipment instruments & components and machinery industries, respectively.
Positions | General Electric Co., an aerospace & defense company, and RTX Corp., an aerospace & defense company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | Booz Allen Hamilton Holding Corp., a professional services company, and Axon Enterprise, Inc., an aerospace & defense company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Aerospace & Defense ETF — NAV Return	38.20%	18.18%	17.51%
SPADE® Defense Index	39.02%	18.80%	18.15%
S&P 500® Index	31.05%	13.14%	15.26%
S&P Composite 1500® Aerospace & Defense Index	34.30%	16.26%	14.78%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 8,014,351,302
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 33,684,796
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$8,014,351,302
Total number of portfolio holdings	63
Total advisory fees paid	$33,684,796
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Boeing Co. (The)	9.11%
General Electric Co.	7.85%
RTX Corp.	7.13%
Lockheed Martin Corp.	6.39%
General Dynamics Corp.	4.52%
Northrop Grumman Corp.	4.46%
Honeywell International, Inc.	4.39%
Howmet Aerospace, Inc.	4.18%
L3Harris Technologies, Inc.	3.76%
Parker-Hannifin Corp.	3.74%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Boeing Co. (The)	9.11%
General Electric Co.	7.85%
RTX Corp.	7.13%
Lockheed Martin Corp.	6.39%
General Dynamics Corp.	4.52%
Northrop Grumman Corp.	4.46%
Honeywell International, Inc.	4.39%
Howmet Aerospace, Inc.	4.18%
L3Harris Technologies, Inc.	3.76%
Parker-Hannifin Corp.	3.74%
* Excluding money market fund holdings, if any.

C000008307 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Building & Construction ETF
Class Name	Invesco Building & Construction ETF
Trading Symbol	PKB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Building & Construction ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Building & Construction ETF	$73	0.57%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the materials sector lagged the broader market. The Fund's multi-factor methodology led to an overweight in construction material stocks, which created a performance headwind compared to the S&P Composite 1500® Construction & Engineering Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Building & Construction Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 54.66%, differed from the return of the Index, 55.61%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sub-Industry Allocations |  Construction & engineering sub-industry, followed by the building products and construction materials sub-industries, respectively.
Positions | Comfort Systems USA, Inc., a construction & engineering company, and Tutor Perini Corp., a construction & engineering company.
What detracted from performance?
Sub-Industry Allocations |  Home improvement retail sub-industry, followed by the other specialty retail sub-industry.
Positions | Champion Homes, Inc., a homebuilding company, and Tractor Supply Co., a specialty retail company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Building & Construction ETF — NAV Return	54.66%	16.45%	16.16%
Dynamic Building & Construction Intellidex® Index	55.61%	17.14%	16.88%
S&P 500® Index	31.05%	13.14%	15.26%
S&P Composite 1500® Construction & Engineering Index	139.30%	38.67%	26.71%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 456,743,973
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,540,222
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$456,743,973
Total number of portfolio holdings	33
Total advisory fees paid	$1,540,222
Portfolio turnover rate	97%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	6.39%
Johnson Controls International PLC	5.15%
CRH PLC	4.92%
Vulcan Materials Co.	4.84%
Martin Marietta Materials, Inc.	4.53%
Lowe's Cos., Inc.	4.37%
Home Depot, Inc. (The)	4.36%
Amrize Ltd.	4.20%
Argan, Inc.	4.16%
MYR Group, Inc.	4.04%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	6.39%
Johnson Controls International PLC	5.15%
CRH PLC	4.92%
Vulcan Materials Co.	4.84%
Martin Marietta Materials, Inc.	4.53%
Lowe's Cos., Inc.	4.37%
Home Depot, Inc. (The)	4.36%
Amrize Ltd.	4.20%
Argan, Inc.	4.16%
MYR Group, Inc.	4.04%
* Excluding money market fund holdings, if any.

C000008308 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Exploration & Production ETF
Class Name	Invesco Energy Exploration & Production ETF
Trading Symbol	PXE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Energy Exploration & Production ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Exploration & Production ETF	$82	0.63%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.63%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the energy sector benefited from elevated commodity prices. In addition to the Fund's focus on energy stocks, its multi-factor methodology led to an overweight in oil & gas refining & marketing stocks, which created a performance tailwind compared to the S&P Composite 1500® Oil & Gas Exploration & Production Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Energy Exploration & Production Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 61.30%, differed from the return of the Index, 62.22%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance and partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Sub-Industry Allocations |  Oil & gas exploration & production sub-industry, followed by the oil & gas refining & marketing and integrated oil & gas sub-industries, respectively.
Positions | Valero Energy Corp., an oil & gas refining & marketing company, and Marathon Petroleum Corp., an oil & gas refining & marketing company.
What detracted from performance?
Sub-Industry Allocations |  No sub-industry detracted from the Fund's performance during the period.
Positions | HighPeak Energy Inc., an oil & gas exploration & production company (no longer held at fiscal year-end), and CVR Energy, Inc., an oil & gas refining & marketing company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Exploration & Production ETF — NAV Return	61.30%	23.94%	8.68%
Dynamic Energy Exploration & Production Intellidex® Index	62.22%	24.73%	9.32%
S&P 500® Index	31.05%	13.14%	15.26%
S&P Composite 1500® Oil & Gas Exploration & Production Index	44.44%	23.01%	8.62%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 133,730,006
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 353,501
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$133,730,006
Total number of portfolio holdings	33
Total advisory fees paid	$353,501
Portfolio turnover rate	62%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Marathon Petroleum Corp.	5.36%
Valero Energy Corp.	5.35%
Diamondback Energy, Inc.	5.02%
Occidental Petroleum Corp.	4.92%
Phillips 66	4.89%
ConocoPhillips	4.80%
EQT Corp.	4.34%
Expand Energy Corp.	4.17%
Par Pacific Holdings, Inc.	3.68%
APA Corp.	3.27%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Marathon Petroleum Corp.	5.36%
Valero Energy Corp.	5.35%
Diamondback Energy, Inc.	5.02%
Occidental Petroleum Corp.	4.92%
Phillips 66	4.89%
ConocoPhillips	4.80%
EQT Corp.	4.34%
Expand Energy Corp.	4.17%
Par Pacific Holdings, Inc.	3.68%
APA Corp.	3.27%
* Excluding money market fund holdings, if any.

C000008310 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Oil & Gas Services ETF
Class Name	Invesco Oil & Gas Services ETF
Trading Symbol	PXJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Oil & Gas Services ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Oil & Gas Services ETF	$99	0.63%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.63%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the energy sector outperformed the broader stock market. In addition to the Fund's focus on energy stocks, its multi-factor methodology led to an overweight in oil gas & consumable fuels, which created a performance tailwind compared to the S&P Composite 1500® Energy Equipment & Services Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Oil Services Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 115.38%, differed from the return of the Index, 116.62%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance and partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Sub-Industry Allocations |  Oil & gas equipment & services sub-industry, followed by the oil & gas storage & transportation and oil & gas drilling sub-industries, respectively.
Positions | Weatherford International PLC, an oil & gas equipment & services company, and TechnipFMC PLC, an oil & gas equipment & services company.
What detracted from performance?
Sub-Industry Allocations |  No sub-industry detracted from the Fund's performance during the period.
Positions | Excelerate Energy, Inc., an oil & gas storage & transportation company, and Golar LNG Ltd., an oil & gas storage & transportation company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Oil & Gas Services ETF — NAV Return	115.38%	25.34%	-1.34%
Dynamic Oil Services Intellidex® Index	116.62%	26.48%	-0.54%
S&P 500® Index	31.05%	13.14%	15.26%
S&P Composite 1500® Energy Equipment & Services Index	100.12%	20.50%	0.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 138,032,524
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 152,938
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$138,032,524
Total number of portfolio holdings	33
Total advisory fees paid	$152,938
Portfolio turnover rate	64%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Halliburton Co.	5.42%
TechnipFMC PLC	5.30%
Noble Corp. PLC	5.07%
Baker Hughes Co., Class A	4.94%
Transocean Ltd.	4.78%
Weatherford International PLC	4.73%
Frontline PLC	4.58%
NOV, Inc.	4.55%
ProPetro Holding Corp.	3.69%
Patterson-UTI Energy, Inc.	3.67%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Halliburton Co.	5.42%
TechnipFMC PLC	5.30%
Noble Corp. PLC	5.07%
Baker Hughes Co., Class A	4.94%
Transocean Ltd.	4.78%
Weatherford International PLC	4.73%
Frontline PLC	4.58%
NOV, Inc.	4.55%
ProPetro Holding Corp.	3.69%
Patterson-UTI Energy, Inc.	3.67%
* Excluding money market fund holdings, if any.

C000008312 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Equity Dividend AchieversTM ETF
Class Name	Invesco High Yield Equity Dividend AchieversTM ETF
Trading Symbol	PEY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Equity Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Equity Dividend AchieversTM ETF	$57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the Fund underperformed the Dow Jones U.S. Select Dividend Index primarily due to its security selection in the technology hardware storage & peripherals and diversified telecommunication services industries.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq US Dividend Achievers 50TM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 19.02%, differed from the return of the Index, 19.63%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by the capital markets and leisure products industries, respectively.
Positions | Polaris, Inc., a leisure products company, and LyondellBasell Industries N.V., Class A, a chemicals company.
What detracted from performance?
Industry Allocations |  Diversified telecommunication services industry, followed by the food products and pharmaceuticals industries, respectively.
Positions | Cogent Communications Holdings, Inc., a diversified telecommunication services company (no longer held at fiscal year-end), and Flowers Foods, Inc., a food products company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Equity Dividend AchieversTM ETF — NAV Return	19.02%	6.44%	8.74%
Nasdaq US Dividend Achievers 50™ Index	19.63%	6.98%	9.29%
Russell 3000® Index	31.01%	11.91%	14.75%
Dow Jones U.S. Select Dividend Index	26.12%	9.91%	10.91%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,066,079,432
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 4,308,892
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,066,079,432
Total number of portfolio holdings	53
Total advisory fees paid	$4,308,892
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Insperity, Inc.	6.20%
LyondellBasell Industries N.V., Class A	4.74%
Robert Half, Inc.	4.07%
Flowers Foods, Inc.	3.52%
Perrigo Co. PLC	3.03%
HP, Inc.	2.61%
Altria Group, Inc.	2.45%
Universal Corp.	2.34%
John Wiley & Sons, Inc., Class A	2.33%
Pfizer, Inc.	2.32%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Insperity, Inc.	6.20%
LyondellBasell Industries N.V., Class A	4.74%
Robert Half, Inc.	4.07%
Flowers Foods, Inc.	3.52%
Perrigo Co. PLC	3.03%
HP, Inc.	2.61%
Altria Group, Inc.	2.45%
Universal Corp.	2.34%
John Wiley & Sons, Inc., Class A	2.33%
Pfizer, Inc.	2.32%
* Excluding money market fund holdings, if any.

C000008313 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Utilities Momentum ETF
Class Name	Invesco Dorsey Wright Utilities Momentum ETF
Trading Symbol	PUI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Utilities Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Utilities Momentum ETF	$67	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%	[5]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, utilities underperformed the broader stock market. Despite the Fund's focus on utilities stocks, its momentum methodology improved performance compared to the S&P 500® Utilities Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Utilities Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 21.81%, differed from the return of the Index, 22.40%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Electric utilities sub-industry, followed by the heavy electrical equipment and multi-utilities sub-industries, respectively.
Positions | GE Vernova Inc., a heavy electrical equipment company, and Oklo Inc., Class A, an electric utilities company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations |  Passenger airlines sub-industry, followed by the integrated telecommunication services and water utilities sub-industries, respectively.
Positions | Surf Air Mobility, Inc., a passenger airlines company (no longer held at fiscal year-end), and Vistra Corp., an independent power producers & energy traders company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Utilities Momentum ETF — NAV Return	21.81%	9.63%	9.46%
Dorsey Wright Utilities Technical Leaders™ Index	22.40%	10.26%	10.10%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P 500® Utilities Index	22.10%	10.40%	10.39%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 78,277,871
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 167,213
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$78,277,871
Total number of portfolio holdings	39
Total advisory fees paid	$167,213
Portfolio turnover rate	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
GE Vernova, Inc.	5.33%
Constellation Energy Corp.	4.40%
ONEOK, Inc.	4.38%
Atmos Energy Corp.	4.17%
NiSource, Inc.	4.08%
Duke Energy Corp.	3.83%
WEC Energy Group, Inc.	3.80%
Sempra	3.62%
DTE Energy Co.	3.39%
Entergy Corp.	3.29%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
GE Vernova, Inc.	5.33%
Constellation Energy Corp.	4.40%
ONEOK, Inc.	4.38%
Atmos Energy Corp.	4.17%
NiSource, Inc.	4.08%
Duke Energy Corp.	3.83%
WEC Energy Group, Inc.	3.80%
Sempra	3.62%
DTE Energy Co.	3.39%
Entergy Corp.	3.29%
* Excluding money market fund holdings, if any.

C000008315 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Water Resources ETF
Class Name	Invesco Water Resources ETF
Trading Symbol	PHO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Water Resources ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Water Resources ETF	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, water equities lagged broader U.S. equity markets. The Fund's security selection within the information technology and industrials sectors contributed to its underperformance relative to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq OMX US WaterTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 5.64%, differed from the return of the Index, 6.30%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Machinery industry, followed by the trading companies & distributors and building products industries, respectively.
Positions | Ferguson Enterprises, Inc., a trading companies & distributors company, and Mueller Industries, Inc., a machinery company.
What detracted from performance?
Industry Allocations |  Software industry, followed by the electronic equipment instruments & components and water utilities industries, respectively.
Positions | Roper Technologies, Inc., a software company, and Badger Meter, Inc., an electronic equipment instruments & components company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Water Resources ETF — NAV Return	5.64%	6.19%	12.11%
Nasdaq OMX US Water™ Index	6.30%	6.92%	12.83%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,085,783,142
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 10,760,833
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,085,783,142
Total number of portfolio holdings	39
Total advisory fees paid	$10,760,833
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Ferguson Enterprises, Inc.	8.68%
Roper Technologies, Inc.	8.57%
Waters Corp.	8.18%
Ecolab, Inc.	7.14%
American Water Works Co., Inc.	6.95%
IDEX Corp.	4.39%
Mueller Industries, Inc.	4.37%
Core & Main, Inc., Class A	3.93%
Xylem, Inc.	3.85%
Veralto Corp.	3.83%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ferguson Enterprises, Inc.	8.68%
Roper Technologies, Inc.	8.57%
Waters Corp.	8.18%
Ecolab, Inc.	7.14%
American Water Works Co., Inc.	6.95%
IDEX Corp.	4.39%
Mueller Industries, Inc.	4.37%
Core & Main, Inc., Class A	3.93%
Xylem, Inc.	3.85%
Veralto Corp.	3.83%
* Excluding money market fund holdings, if any.

C000008316 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Quality ETF
Class Name	Invesco S&P 500® Quality ETF
Trading Symbol	SPHQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Quality ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Quality ETF	$17	0.15%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, securities with a greater exposure to the quality factor, a composite measure of return-on-equity, leverage, and balance sheet accruals, underperformed the S&P 500® Index. The Fund's methodology focuses on securities with these features, creating a headwind to Fund performance relative to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Quality Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 23.96%, differed from the return of the Index, 24.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the industrials and communication services sectors, respectively.
Positions | Lam Research Corp., an information technology company, and Caterpillar, Inc., an industrials company.
What detracted from performance?
Sector Allocations |  Financials sector.
Positions | AppLovin Corp., Class A, an information technology company, and Adobe, Inc., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Quality ETF — NAV Return	23.96%	13.73%	14.44%
S&P 500® Quality Index	24.16%	13.92%	14.66%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 17,273,061,625
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 14,492,922
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$17,273,061,625
Total number of portfolio holdings	102
Total advisory fees paid	$14,492,922
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Costco Wholesale Corp.	4.81%
Visa, Inc., Class A	4.69%
Apple, Inc.	4.51%
Mastercard, Inc., Class A	4.32%
General Electric Co.	4.16%
Lam Research Corp.	4.09%
Caterpillar, Inc.	3.78%
Cisco Systems, Inc.	3.54%
Procter & Gamble Co. (The)	3.46%
Coca-Cola Co. (The)	3.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Costco Wholesale Corp.	4.81%
Visa, Inc., Class A	4.69%
Apple, Inc.	4.51%
Mastercard, Inc., Class A	4.32%
General Electric Co.	4.16%
Lam Research Corp.	4.09%
Caterpillar, Inc.	3.78%
Cisco Systems, Inc.	3.54%
Procter & Gamble Co. (The)	3.46%
Coca-Cola Co. (The)	3.34%
* Excluding money market fund holdings, if any.

C000008319 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Golden Dragon China ETF
Class Name	Invesco Golden Dragon China ETF
Trading Symbol	PGJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Golden Dragon China ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Golden Dragon China ETF	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, China's economy remained uneven, with modest growth supported by targeted policy easing and exports, but constrained by ongoing property-sector weakness, soft domestic demand, and cautious consumer and business confidence. Overweight allocations to financials and consumer discretionary sectors were leading detractors from Fund performance compared to the FTSE China 50 Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq Golden Dragon China IndexTM (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.19%, differed from the return of the Index, 1.87%, primarily due to income received from the securities lending program in which the Fund participates, partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Consumer discretionary sector, followed by the communication services and information technology sectors, respectively.
Positions | Baidu, Inc., ADR, a communication services company, and NIO, Inc., ADR, a consumer discretionary company.
What detracted from performance?
Sector Allocations |  Financials sector, followed by the industrials and health care sectors, respectively.
Positions | Qfin Holdings, Inc., ADR, a financials company, and BGM Group Ltd., a health care company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Golden Dragon China ETF — NAV Return	2.19%	-13.91%	0.33%
Nasdaq Golden Dragon China Index™	1.87%	-13.96%	0.51%
MSCI China Index (Net)	12.42%	-4.49%	5.46%
FTSE China 50 Index	10.11%	-1.52%	4.29%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 114,648,229
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 695,095
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$114,648,229
Total number of portfolio holdings	74
Total advisory fees paid	$695,095
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JD.com, Inc., ADR	8.88%
Baidu, Inc., ADR	8.51%
Alibaba Group Holding Ltd., ADR	7.66%
Yum China Holdings, Inc.	7.39%
NetEase, Inc., ADR	5.79%
NIO, Inc., ADR	5.23%
H World Group Ltd., ADR	3.94%
New Oriental Education & Technology Group, Inc., ADR	3.53%
Full Truck Alliance Co. Ltd., ADR	3.52%
Vipshop Holdings Ltd., ADR	3.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JD.com, Inc., ADR	8.88%
Baidu, Inc., ADR	8.51%
Alibaba Group Holding Ltd., ADR	7.66%
Yum China Holdings, Inc.	7.39%
NetEase, Inc., ADR	5.79%
NIO, Inc., ADR	5.23%
H World Group Ltd., ADR	3.94%
New Oriental Education & Technology Group, Inc., ADR	3.53%
Full Truck Alliance Co. Ltd., ADR	3.52%
Vipshop Holdings Ltd., ADR	3.46%
* Excluding money market fund holdings, if any.

C000008320 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco WilderHill Clean Energy ETF
Class Name	Invesco WilderHill Clean Energy ETF
Trading Symbol	PBW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco WilderHill Clean Energy ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco WilderHill Clean Energy ETF	$109	0.63%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, clean energy stocks significantly outperformed the Russell 2000® Growth Index due primarily to geopolitical volatility. The Fund's overweight allocation to and security selection in the industrials sector also contributed to its outperformance relative to the Russell 2000® Growth Index during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the WilderHill Clean Energy Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 147.28%, differed from the return of the Index, 147.51%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Electrical equipment industry, followed by the semiconductors & semiconductor equipment and metals & mining industries, respectively.
Positions | Navitas Semiconductor Corp., a semiconductors & semiconductor equipment company, and Bloom Energy Corp., Class A, an electrical equipment company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | Wolfspeed, Inc., a semiconductors & semiconductor equipment company (no longer held at fiscal year-end), and Enphase Energy, Inc., a semiconductors & semiconductor equipment company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco WilderHill Clean Energy ETF — NAV Return	147.28%	-13.35%	8.47%
WilderHill Clean Energy Index	147.51%	-14.81%	7.08%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 2000® Growth Index	42.64%	4.00%	11.19%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 450,374,069
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,411,842
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$450,374,069
Total number of portfolio holdings	71
Total advisory fees paid	$2,411,842
Portfolio turnover rate	65%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Sigma Lithium Corp.	2.65%
Bloom Energy Corp., Class A	2.43%
FuelCell Energy, Inc.	2.41%
Navitas Semiconductor Corp.	2.23%
American Superconductor Corp.	2.09%
Lifezone Metals Ltd.	2.05%
Lithium Argentina AG	2.01%
Monolithic Power Systems, Inc.	1.87%
Powell Industries, Inc.	1.85%
MYR Group, Inc.	1.83%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sigma Lithium Corp.	2.65%
Bloom Energy Corp., Class A	2.43%
FuelCell Energy, Inc.	2.41%
Navitas Semiconductor Corp.	2.23%
American Superconductor Corp.	2.09%
Lifezone Metals Ltd.	2.05%
Lithium Argentina AG	2.01%
Monolithic Power Systems, Inc.	1.87%
Powell Industries, Inc.	1.85%
MYR Group, Inc.	1.83%
* Excluding money market fund holdings, if any.

C000008321 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Large Cap Growth ETF
Class Name	Invesco Large Cap Growth ETF
Trading Symbol	PWB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Large Cap Growth ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Large Cap Growth ETF	$68	0.55%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, security selection within the information technology and industrials sectors were relative performance tailwinds for the Fund versus the Russell 1000® Growth Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Large Cap Growth Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 46.75%, differed from the return of the Index, 47.56%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the industrials and communication services sectors, respectively.
Positions | Micron Technology, Inc., an information technology company, and Broadcom, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the energy sector.
Positions | Intuitive Surgical, Inc., a health care company (no longer held at fiscal year-end), and Veeva Systems, Inc., Class A, a health care company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Large Cap Growth ETF — NAV Return	46.75%	15.70%	17.34%
Dynamic Large Cap Growth Intellidex® Index	47.56%	16.34%	18.02%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 1000® Growth Index	30.63%	13.82%	18.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,914,588,007
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 6,913,609
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,914,588,007
Total number of portfolio holdings	52
Total advisory fees paid	$6,913,609
Portfolio turnover rate	97%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Advanced Micro Devices, Inc.	5.10%
Broadcom, Inc.	3.94%
Amazon.com, Inc.	3.91%
Alphabet, Inc., Class A	3.80%
Micron Technology, Inc.	3.80%
Palantir Technologies, Inc., Class A	3.32%
Visa, Inc., Class A	3.30%
Microsoft Corp.	3.22%
Walmart, Inc.	3.20%
NVIDIA Corp.	3.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Advanced Micro Devices, Inc.	5.10%
Broadcom, Inc.	3.94%
Amazon.com, Inc.	3.91%
Alphabet, Inc., Class A	3.80%
Micron Technology, Inc.	3.80%
Palantir Technologies, Inc., Class A	3.32%
Visa, Inc., Class A	3.30%
Microsoft Corp.	3.22%
Walmart, Inc.	3.20%
NVIDIA Corp.	3.18%
* Excluding money market fund holdings, if any.

C000008322 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Large Cap Value ETF
Class Name	Invesco Large Cap Value ETF
Trading Symbol	PWV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Large Cap Value ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Large Cap Value ETF	$64	0.55%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, security selection within the financials and health care sectors were relative performance tailwinds for the Fund versus the Russell 1000® Value Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Large Cap Value Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 30.92%, differed from the return of the Index, 31.70%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the energy and health care sectors, respectively.
Positions | Morgan Stanley, a financials company, and Goldman Sachs Group, Inc. (The), a financials company.
What detracted from performance?
Sector Allocations |  Communication services sector.
Positions | Charter Communications, Inc., Class A, a communication services company (no longer held at fiscal year-end), and Uber Technologies, Inc., an industrials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Large Cap Value ETF — NAV Return	30.92%	13.16%	11.90%
Dynamic Large Cap Value Intellidex® Index	31.70%	13.79%	12.52%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 1000® Value Index	29.25%	10.29%	11.22%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,479,410,978
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 6,134,308
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,479,410,978
Total number of portfolio holdings	51
Total advisory fees paid	$6,134,308
Portfolio turnover rate	110%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
UnitedHealth Group, Inc.	4.33%
Cisco Systems, Inc.	3.75%
Citigroup, Inc.	3.74%
Morgan Stanley	3.62%
Bank of America Corp.	3.40%
JPMorgan Chase & Co.	3.37%
Chevron Corp.	3.34%
Exxon Mobil Corp.	3.31%
Goldman Sachs Group, Inc. (The)	3.28%
Walt Disney Co. (The)	3.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
UnitedHealth Group, Inc.	4.33%
Cisco Systems, Inc.	3.75%
Citigroup, Inc.	3.74%
Morgan Stanley	3.62%
Bank of America Corp.	3.40%
JPMorgan Chase & Co.	3.37%
Chevron Corp.	3.34%
Exxon Mobil Corp.	3.31%
Goldman Sachs Group, Inc. (The)	3.28%
Walt Disney Co. (The)	3.13%
* Excluding money market fund holdings, if any.

C000008323 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap Momentum ETF
Class Name	Invesco S&P MidCap Momentum ETF
Trading Symbol	XMMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap Momentum ETF	$41	0.34%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the Fund outperformed the S&P MidCap 400® Index primarily due to its security selection within the information technology and industrials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Momentum Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 39.49%, differed from the return of the Index, 40.04%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the information technology and financials sectors, respectively.
Positions | Lumentum Holdings, Inc., an information technology company (no longer held at fiscal year-end), and Comfort Systems USA, Inc., an industrials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Consumer discretionary sector, followed by the consumer staples and communication services sectors, respectively.
Positions | Sprouts Farmers Market, Inc., a consumer staples company (no longer held at fiscal year-end), and Duolingo, Inc., a consumer discretionary company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap Momentum ETF — NAV Return	39.49%	14.26%	19.29%
Blended - S&P MidCap 400® Momentum Index	40.04%	14.67%	19.72%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P MidCap 400® Index	29.49%	7.60%	11.29%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 6,804,339,837
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 13,949,322
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$6,804,339,837
Total number of portfolio holdings	79
Total advisory fees paid	$13,949,322
Portfolio turnover rate	129%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Curtiss-Wright Corp.	3.92%
TechnipFMC PLC	3.61%
Fabrinet	2.87%
ATI, Inc.	2.64%
TTM Technologies, Inc.	2.62%
Royal Gold, Inc.	2.60%
Woodward, Inc.	2.59%
Flex Ltd.	2.56%
nVent Electric PLC	2.33%
MasTec, Inc.	2.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Curtiss-Wright Corp.	3.92%
TechnipFMC PLC	3.61%
Fabrinet	2.87%
ATI, Inc.	2.64%
TTM Technologies, Inc.	2.62%
Royal Gold, Inc.	2.60%
Woodward, Inc.	2.59%
Flex Ltd.	2.56%
nVent Electric PLC	2.33%
MasTec, Inc.	2.27%
* Excluding money market fund holdings, if any.

C000008324 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap Value with Momentum ETF
Class Name	Invesco S&P MidCap Value with Momentum ETF
Trading Symbol	XMVM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap Value with Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap Value with Momentum ETF	$44	0.37%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund's outperformance relative to the S&P MidCap 400® Index was primarily due to its focus on value securities, which outperformed broader mid-cap U.S. equities during the period. A large relative overweight allocation to the financials sector as well as strong security selection results within that sector were notably supportive of relative outperformance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® High Momentum Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 38.46%, differed from the return of the Index, 39.06%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the communication services and industrials sectors, respectively.
Positions | EchoStar Corp., Class A, a communication services company (no longer held at fiscal year-end), and TD SYNNEX Corp., an information technology company.
What detracted from performance?
Sector Allocations |  Materials sector, followed by the consumer staples sector.
Positions | Kyndryl Holdings Inc., an information technology company, and Graphic Packaging Holding Co., a materials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap Value with Momentum ETF — NAV Return	38.46%	10.40%	12.07%
Blended - S&P MidCap 400® High Momentum Value Index	39.06%	10.82%	12.48%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P MidCap 400® Index	29.49%	7.60%	11.29%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 455,214,573
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 952,155
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$455,214,573
Total number of portfolio holdings	81
Total advisory fees paid	$952,155
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
TD SYNNEX Corp.	2.95%
Lear Corp.	2.61%
HF Sinclair Corp.	2.32%
Brighthouse Financial, Inc.	2.15%
Valaris Ltd.	2.11%
PBF Energy, Inc., Class A	2.08%
RenaissanceRe Holdings Ltd.	1.97%
Albertson's Cos., Inc., Class A	1.89%
Graham Holdings Co., Class B	1.77%
Macy's, Inc.	1.75%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
TD SYNNEX Corp.	2.95%
Lear Corp.	2.61%
HF Sinclair Corp.	2.32%
Brighthouse Financial, Inc.	2.15%
Valaris Ltd.	2.11%
PBF Energy, Inc., Class A	2.08%
RenaissanceRe Holdings Ltd.	1.97%
Albertson's Cos., Inc., Class A	1.89%
Graham Holdings Co., Class B	1.77%
Macy's, Inc.	1.75%
* Excluding money market fund holdings, if any.

C000032719 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco RAFI US 1000 ETF
Class Name	Invesco RAFI US 1000 ETF
Trading Symbol	PRF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco RAFI US 1000 ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco RAFI US 1000 ETF	$40	0.34%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities delivered strong results despite periodic volatility. The Fund's fundamental weighting approach led to a security selection tailwind in the information technology sector compared to the Russell 1000® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the RAFITM Fundamental Select US 1000 Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 34.34%, differed from the return of the Index, 34.78%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the financials and communication services sectors, respectively.
Positions | Alphabet Inc., Class A, a communication services company, and Intel Corp., an information technology company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Berkshire Hathaway Inc., Class B, a financials company, and Charter Communications, Inc., Class A, a communication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco RAFI US 1000 ETF — NAV Return	34.34%	12.48%	13.37%
Custom Invesco RAFI U.S. 1000 ETF Benchmark	34.78%	12.88%	13.77%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 1000® Index	30.42%	12.32%	15.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 9,527,870,563
Holdings Count | Holding	1,006
Advisory Fees Paid, Amount	$ 24,234,500
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$9,527,870,563
Total number of portfolio holdings	1,006
Total advisory fees paid	$24,234,500
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.79%
Apple, Inc.	4.08%
Intel Corp.	2.62%
Amazon.com, Inc.	2.32%
Microsoft Corp.	2.17%
Exxon Mobil Corp.	1.88%
Berkshire Hathaway, Inc., Class B	1.69%
JPMorgan Chase & Co.	1.55%
Meta Platforms, Inc., Class A	1.42%
Chevron Corp.	1.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.79%
Apple, Inc.	4.08%
Intel Corp.	2.62%
Amazon.com, Inc.	2.32%
Microsoft Corp.	2.17%
Exxon Mobil Corp.	1.88%
Berkshire Hathaway, Inc., Class B	1.69%
JPMorgan Chase & Co.	1.55%
Meta Platforms, Inc., Class A	1.42%
Chevron Corp.	1.33%
* Excluding money market fund holdings, if any.

C000033024 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ Internet ETF
Class Name	Invesco NASDAQ Internet ETF
Trading Symbol	PNQI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco NASDAQ Internet ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ Internet ETF	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, internet-related businesses underperformed the broader stock market. In addition to the Fund's focus on internet-related stocks, its security selection within application software and higher allocation to real estate services created a performance headwind compared to the Nasdaq-100® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq CTA Internet IndexSM (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 7.22%, differed from the return of the Index, 7.83%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Interactive media & services sub-industry, followed by the broadline retail and technology hardware storage & peripherals sub-industries, respectively.
Positions | Alphabet Inc., Class C, an interactive media & services company, and Amazon.com, Inc., a broadline retail company.
What detracted from performance?
Sub-Industry Allocations |  Application software sub-industry, followed by the real estate services and hotels resorts & cruise lines sub-industries, respectively.
Positions | Salesforce, Inc., an application software company, and Adobe, Inc., an application software company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco NASDAQ Internet ETF — NAV Return	7.22%	-0.20%	12.19%
Nasdaq CTA Internet Index℠	7.83%	0.34%	12.82%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
Nasdaq-100® Index	41.22%	15.54%	21.36%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 558,609,341
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 4,401,598
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$558,609,341
Total number of portfolio holdings	80
Total advisory fees paid	$4,401,598
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	9.87%
Alphabet, Inc., Class C	9.59%
Microsoft Corp.	8.12%
Apple, Inc.	8.03%
Meta Platforms, Inc., Class A	7.38%
Shopify, Inc., Class A	3.92%
Uber Technologies, Inc.	3.87%
Walt Disney Co. (The)	3.83%
Netflix, Inc.	3.80%
Booking Holdings, Inc.	3.69%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	9.87%
Alphabet, Inc., Class C	9.59%
Microsoft Corp.	8.12%
Apple, Inc.	8.03%
Meta Platforms, Inc., Class A	7.38%
Shopify, Inc., Class A	3.92%
Uber Technologies, Inc.	3.87%
Walt Disney Co. (The)	3.83%
Netflix, Inc.	3.80%
Booking Holdings, Inc.	3.69%
* Excluding money market fund holdings, if any.

C000035317 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Energy Momentum ETF
Class Name	Invesco Dorsey Wright Energy Momentum ETF
Trading Symbol	PXI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Energy Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Energy Momentum ETF	$78	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.60%	[7]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the energy sector outperformed the broader market. In addition to the Fund's focus on energy stocks, its momentum methodology led to a security selection tailwind in oil & gas refining & marketing stocks compared to the S&P 500® Energy Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Energy Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 61.16%, differed from the return of the Index, 62.06%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sub-Industry Allocations |  Oil & gas refining & marketing sub-industry, followed by the oil & gas equipment & services and oil & gas exploration & production sub-industries, respectively.
Positions | Centrus Energy Corp., Class A, a coal & consumable fuels company (no longer held at fiscal year-end), and Weatherford International PLC, an oil & gas equipment & services company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations |  Steel sub-industry.
Positions | Texas Pacific Land Corp., a oil & gas exploration & production company (no longer held at fiscal year-end), and Ramaco Resources, Inc., Class A, a steel company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Energy Momentum ETF — NAV Return	61.16%	22.41%	6.68%
Dorsey Wright Energy Technical Leaders™ Index	62.06%	23.06%	7.24%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P 500® Energy Index	52.40%	24.12%	10.14%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 84,634,256
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 121,183
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$84,634,256
Total number of portfolio holdings	45
Total advisory fees paid	$121,183
Portfolio turnover rate	106%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Targa Resources Corp.	6.44%
Marathon Petroleum Corp.	5.33%
Liberty Energy, Inc., Class A	4.04%
Permian Resources Corp.	4.02%
Viper Energy, Inc., Class A	3.81%
Devon Energy Corp.	3.52%
Baker Hughes Co., Class A	3.50%
Transocean Ltd.	3.50%
Williams Cos., Inc. (The)	3.37%
PBF Energy, Inc., Class A	3.35%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Targa Resources Corp.	6.44%
Marathon Petroleum Corp.	5.33%
Liberty Energy, Inc., Class A	4.04%
Permian Resources Corp.	4.02%
Viper Energy, Inc., Class A	3.81%
Devon Energy Corp.	3.52%
Baker Hughes Co., Class A	3.50%
Transocean Ltd.	3.50%
Williams Cos., Inc. (The)	3.37%
PBF Energy, Inc., Class A	3.35%
* Excluding money market fund holdings, if any.

C000035318 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Financial Momentum ETF
Class Name	Invesco Dorsey Wright Financial Momentum ETF
Trading Symbol	PFI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Financial Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Financial Momentum ETF	$64	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%	[8]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the financials sector underperformed the broader market. The Fund's momentum methodology led to an overweight in investment banking & brokerage stocks, which created a performance tailwind compared to the S&P 500® Financials Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Financials Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 11.77%, differed from the return of the Index, 12.48%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Investment banking & brokerage sub-industry, followed by the diversified banks and consumer finance sub-industries, respectively.
Positions | Goldman Sachs Group, Inc. (The), an investment banking & brokerage company, and Interactive Brokers Group, Inc., Class A, an investment banking & brokerage company.
What detracted from performance?
Sub-Industry Allocations |  Property & casualty insurance sub-industry, followed by the transaction & payment processing services and multi-sector holdings sub-industries, respectively.
Positions | Sezzle Inc., a transaction & payment processing services company (no longer held at fiscal year-end), and Progressive Corp., a property & casualty insurance company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Financial Momentum ETF — NAV Return	11.77%	4.41%	8.84%
Dorsey Wright Financials Technical Leaders™ Index	12.48%	5.03%	9.51%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P 500® Financials Index	8.58%	9.51%	12.89%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 33,712,504
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 177,669
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$33,712,504
Total number of portfolio holdings	51
Total advisory fees paid	$177,669
Portfolio turnover rate	153%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	5.33%
Interactive Brokers Group, Inc., Class A	4.97%
Morgan Stanley	4.84%
American Healthcare REIT, Inc.	4.41%
Lemonade, Inc.	4.10%
Goldman Sachs Group, Inc. (The)	3.63%
Welltower, Inc.	3.41%
Simon Property Group, Inc.	3.21%
Citigroup, Inc.	3.16%
Ventas, Inc.	3.14%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	5.33%
Interactive Brokers Group, Inc., Class A	4.97%
Morgan Stanley	4.84%
American Healthcare REIT, Inc.	4.41%
Lemonade, Inc.	4.10%
Goldman Sachs Group, Inc. (The)	3.63%
Welltower, Inc.	3.41%
Simon Property Group, Inc.	3.21%
Citigroup, Inc.	3.16%
Ventas, Inc.	3.14%
* Excluding money market fund holdings, if any.

C000035320 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Healthcare Momentum ETF
Class Name	Invesco Dorsey Wright Healthcare Momentum ETF
Trading Symbol	PTH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Healthcare Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Healthcare Momentum ETF	$69	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.60%	[9]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the health care sector underperformed the broader stock market. The Fund's momentum methodology led to better security selection within biotechnology, which created a performance tailwind compared to the S&P 500® Health Care Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Healthcare Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 29.85%, differed from the return of the Index, 30.64%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance and partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Sub-Industry Allocations |  Biotechnology sub-industry, followed by the health care services and pharmaceuticals sub-industries, respectively.
Positions | Insmed Inc., a biotechnology company (no longer held at fiscal year-end), and uniQure N.V., a biotechnology company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations |  Health care technology sub-industry, followed by the managed health care sub-industry and life sciences tools & services sub-industries, respectively.
Positions | agilon health, inc., a health care services company (no longer held at fiscal year-end), and Hims & Hers Health, Inc., Class A, a health care services company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Healthcare Momentum ETF — NAV Return	29.85%	0.01%	13.44%
Dorsey Wright Healthcare Technical Leaders™ Index	30.64%	0.46%	14.01%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P 500® Health Care Index	5.77%	5.54%	9.61%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 120,908,386
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 393,549
Investment Company Portfolio Turnover	239.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$120,908,386
Total number of portfolio holdings	61
Total advisory fees paid	$393,549
Portfolio turnover rate	239%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Praxis Precision Medicines, Inc.	5.06%
Roivant Sciences Ltd.	4.63%
United Therapeutics Corp.	3.42%
Tenet Healthcare Corp.	3.03%
Terns Pharmaceuticals, Inc.	2.85%
Tango Therapeutics, Inc.	2.84%
HCA Healthcare, Inc.	2.76%
Axsome Therapeutics, Inc.	2.63%
Nektar Therapeutics	2.56%
Celcuity, Inc.	2.52%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Praxis Precision Medicines, Inc.	5.06%
Roivant Sciences Ltd.	4.63%
United Therapeutics Corp.	3.42%
Tenet Healthcare Corp.	3.03%
Terns Pharmaceuticals, Inc.	2.85%
Tango Therapeutics, Inc.	2.84%
HCA Healthcare, Inc.	2.76%
Axsome Therapeutics, Inc.	2.63%
Nektar Therapeutics	2.56%
Celcuity, Inc.	2.52%
* Excluding money market fund holdings, if any.

C000035321 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Industrials Momentum ETF
Class Name	Invesco Dorsey Wright Industrials Momentum ETF
Trading Symbol	PRN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Industrials Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Industrials Momentum ETF	$81	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.60%	[10]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, industrials outperformed the broader stock market. In addition to the Fund's focus on industrials stocks, its momentum methodology led to higher exposure to construction & engineering, which created a performance tailwind compared to the S&P 500® Industrials Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Industrials Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 69.39%, differed from the return of the Index, 70.40%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sub-Industry Allocations |  Construction & engineering sub-industry, followed by the aerospace & defense and electronic manufacturing services sub-industries, respectively.
Positions | Comfort Systems USA, Inc., a construction & engineering company, and Rocket Lab Corp., an aerospace & defense company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations |  Construction materials sub-industry, followed by the heavy electrical equipment and transaction & payment processing services sub-industries, respectively.
Positions | Axon Enterprise, Inc., an aerospace & defense company (no longer held at fiscal year-end), and Limbach Holdings, Inc., a construction & engineering company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Industrials Momentum ETF — NAV Return	69.39%	18.21%	18.27%
Dorsey Wright Industrials Technical Leaders™ Index	70.40%	18.87%	18.97%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P 500® Industrials Index	34.83%	13.17%	13.74%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 403,306,632
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,422,839
Investment Company Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$403,306,632
Total number of portfolio holdings	41
Total advisory fees paid	$1,422,839
Portfolio turnover rate	154%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
TTM Technologies, Inc.	5.23%
Comfort Systems USA, Inc.	4.85%
Argan, Inc.	4.57%
Quanta Services, Inc.	4.31%
Planet Labs PBC	4.19%
Jabil, Inc.	3.90%
Vicor Corp.	3.76%
ITT, Inc.	3.63%
Cummins, Inc.	3.38%
Caterpillar, Inc.	3.35%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
TTM Technologies, Inc.	5.23%
Comfort Systems USA, Inc.	4.85%
Argan, Inc.	4.57%
Quanta Services, Inc.	4.31%
Planet Labs PBC	4.19%
Jabil, Inc.	3.90%
Vicor Corp.	3.76%
ITT, Inc.	3.63%
Cummins, Inc.	3.38%
Caterpillar, Inc.	3.35%
* Excluding money market fund holdings, if any.

C000035322 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 100 Equal Weight ETF
Class Name	Invesco S&P 100 Equal Weight ETF
Trading Symbol	EQWL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 100 Equal Weight ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 100 Equal Weight ETF	$28	0.25%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%	[11]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the Fund's equal weighting methodology led to lower exposure to mega-cap stocks within the S&P 100® Index, which was a relative performance headwind.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 100® Equal Weight Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 23.90%, differed from the return of the Index, 24.25%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the industrials and financials sectors, respectively.
Positions | Intel Corp., an information technology company, and Advanced Micro Devices, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  No sector detracted from the Fund's performance during the period.
Positions | ServiceNow, Inc., an information technology company, and Accenture PLC, Class A, an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 100 Equal Weight ETF — NAV Return	23.90%	11.71%	14.23%
Blended - S&P 100® Equal Weight Index	24.25%	12.01%	14.52%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P 100® Index	33.29%	14.90%	16.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,481,594,328
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 3,639,868
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,481,594,328
Total number of portfolio holdings	102
Total advisory fees paid	$3,639,868
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Intel Corp.	1.89%
Advanced Micro Devices, Inc.	1.67%
Texas Instruments, Inc.	1.36%
QUALCOMM, Inc.	1.29%
UnitedHealth Group, Inc.	1.25%
GE Vernova, Inc.	1.23%
Caterpillar, Inc.	1.21%
Amazon.com, Inc.	1.20%
Micron Technology, Inc.	1.19%
Broadcom, Inc.	1.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Intel Corp.	1.89%
Advanced Micro Devices, Inc.	1.67%
Texas Instruments, Inc.	1.36%
QUALCOMM, Inc.	1.29%
UnitedHealth Group, Inc.	1.25%
GE Vernova, Inc.	1.23%
Caterpillar, Inc.	1.21%
Amazon.com, Inc.	1.20%
Micron Technology, Inc.	1.19%
Broadcom, Inc.	1.18%
* Excluding money market fund holdings, if any.

C000035324 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap Quality ETF
Class Name	Invesco S&P MidCap Quality ETF
Trading Symbol	XMHQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap Quality ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap Quality ETF	$27	0.25%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%	[12]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund's relative underperformance to the S&P MidCap 400® Index was primarily due to security selection in the information technology and financials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Quality Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 16.80%, differed from the return of the Index, 17.11%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the energy and health care sectors, respectively.
Positions | Comfort Systems USA, Inc., an industrials company (no longer held at fiscal year-end), and United Therapeutics Corp., a health care company.
What detracted from performance?
Sector Allocations |  Consumer staples sector, followed by the information technology sector.
Positions | Sprouts Farmers Market, Inc., a consumer staples company, and Hims & Hers Health, Inc., a health care company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap Quality ETF — NAV Return	16.80%	8.57%	12.48%
Blended - S&P MidCap 400® Quality Index	17.11%	8.85%	12.75%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P MidCap 400® Index	29.49%	7.60%	11.29%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 5,189,505,934
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 10,029,940
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$5,189,505,934
Total number of portfolio holdings	83
Total advisory fees paid	$10,029,940
Portfolio turnover rate	65%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
TechnipFMC PLC	4.95%
United Therapeutics Corp.	3.98%
Illumina, Inc.	3.55%
Twilio, Inc., Class A	3.00%
Carlisle Cos., Inc.	2.74%
Carpenter Technology Corp.	2.72%
Sterling Infrastructure, Inc.	2.61%
Medpace Holdings, Inc.	2.54%
Nextpower, Inc., Class A	2.53%
Royal Gold, Inc.	2.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
TechnipFMC PLC	4.95%
United Therapeutics Corp.	3.98%
Illumina, Inc.	3.55%
Twilio, Inc., Class A	3.00%
Carlisle Cos., Inc.	2.74%
Carpenter Technology Corp.	2.72%
Sterling Infrastructure, Inc.	2.61%
Medpace Holdings, Inc.	2.54%
Nextpower, Inc., Class A	2.53%
Royal Gold, Inc.	2.38%
* Excluding money market fund holdings, if any.

C000035326 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Technology Momentum ETF
Class Name	Invesco Dorsey Wright Technology Momentum ETF
Trading Symbol	PTF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Technology Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Technology Momentum ETF	$87	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.60%	[13]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, information technology outperformed the broader stock market. In addition to the Fund's focus on information technology stocks, its momentum methodology created a performance tailwind compared to the S&P 500® Information Technology Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Technology Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 89.34%, differed from the return of the Index, 90.01%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Communications equipment sub-industry, followed by the technology hardware, storage & peripherals and semiconductor materials & equipment sub-industries, respectively.
Positions | Lumentum Holdings, Inc., a communications equipment company, and Sandisk Corp., a technology hardware, storage & peripherals company.
What detracted from performance?
Sub-Industry Allocations |  Real estate services sub-industry, followed by the consumer finance and wireless telecommunication services sub-industries, respectively.
Positions | Aeva Technologies, Inc., an electronic equipment & instruments company (no longer held at fiscal year-end), and BitMine Immersion Technologies Inc., an application software company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Technology Momentum ETF — NAV Return	89.34%	18.56%	24.97%
Dorsey Wright Technology Technical Leaders™ Index	90.01%	19.16%	25.63%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P 500® Information Technology Index	49.17%	20.77%	25.49%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 581,752,677
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,669,203
Investment Company Portfolio Turnover	217.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$581,752,677
Total number of portfolio holdings	41
Total advisory fees paid	$1,669,203
Portfolio turnover rate	217%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Sandisk Corp.	5.71%
NVIDIA Corp.	4.84%
Apple, Inc.	4.55%
Lumentum Holdings, Inc.	4.53%
Western Digital Corp.	4.38%
Ciena Corp.	4.27%
Seagate Technology Holdings PLC	4.14%
Aehr Test Systems	3.69%
Ondas, Inc.	3.29%
Navitas Semiconductor Corp.	3.07%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sandisk Corp.	5.71%
NVIDIA Corp.	4.84%
Apple, Inc.	4.55%
Lumentum Holdings, Inc.	4.53%
Western Digital Corp.	4.38%
Ciena Corp.	4.27%
Seagate Technology Holdings PLC	4.14%
Aehr Test Systems	3.69%
Ondas, Inc.	3.29%
Navitas Semiconductor Corp.	3.07%
* Excluding money market fund holdings, if any.

C000035327 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BuyBack AchieversTM ETF
Class Name	Invesco BuyBack AchieversTM ETF
Trading Symbol	PKW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BuyBack AchieversTM ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BuyBack AchieversTM ETF	$70	0.62%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the Fund underperformed the S&P 500® Index primarily due to its underweight allocation to the information technology sector and overweight allocation to the financials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq US BuyBack AchieversTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 26.97%, differed from the return of the Index, 27.79%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sector Allocations |  Consumer discretionary sector, followed by the industrials and energy sectors, respectively.
Positions | Caterpillar, Inc., an industrials company (no longer held at fiscal year-end), and Marathon Petroleum Corp., an energy company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Fiserv, Inc., a financials company, and Adobe, Inc., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco BuyBack AchieversTM ETF — NAV Return	26.97%	10.76%	13.11%
Nasdaq US BuyBack Achievers™ Index	27.79%	11.41%	13.79%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,648,435,473
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 7,397,116
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,648,435,473
Total number of portfolio holdings	229
Total advisory fees paid	$7,397,116
Portfolio turnover rate	95%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.35%
Wells Fargo & Co.	4.90%
Adobe, Inc.	4.79%
Johnson Controls International PLC	4.62%
HCA Healthcare, Inc.	3.55%
Marathon Petroleum Corp.	3.48%
General Motors Co.	3.35%
Aflac, Inc.	2.69%
PayPal Holdings, Inc.	2.41%
Carrier Global Corp.	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.35%
Wells Fargo & Co.	4.90%
Adobe, Inc.	4.79%
Johnson Controls International PLC	4.62%
HCA Healthcare, Inc.	3.55%
Marathon Petroleum Corp.	3.48%
General Motors Co.	3.35%
Aflac, Inc.	2.69%
PayPal Holdings, Inc.	2.41%
Carrier Global Corp.	2.25%
* Excluding money market fund holdings, if any.

C000035336 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco RAFI US 1500 Small-Mid ETF
Class Name	Invesco RAFI US 1500 Small-Mid ETF
Trading Symbol	PRFZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco RAFI US 1500 Small-Mid ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco RAFI US 1500 Small-Mid ETF	$43	0.36%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. small- and mid-cap equities delivered solid performance, supported by broader investor sentiment and shifting rate expectations. The Fund underperformed the Russell 2000® Index due primarily to individual security selection in the industrials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the RAFITM Fundamental Select US 1500 Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 38.69%, differed from the return of the Index, 39.08%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the information technology and health care sectors, respectively.
Positions | Vistance Networks, Inc., an information technology company (no longer held at fiscal year-end), and AppLovin Corp., Class A, an information technology company.
What detracted from performance?
Sector Allocations |  Consumer staples sector.
Positions | HubSpot, Inc., an information technology company, and Lucid Group, Inc., a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco RAFI US 1500 Small-Mid ETF — NAV Return	38.69%	8.30%	11.40%
Custom Invesco RAFI U.S. 1500 Small-Mid ETF Benchmark	39.08%	8.55%	11.64%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 2000® Index	44.41%	5.75%	10.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,878,446,318
Holdings Count | Holding	1,545
Advisory Fees Paid, Amount	$ 7,403,557
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,878,446,318
Total number of portfolio holdings	1,545
Total advisory fees paid	$7,403,557
Portfolio turnover rate	35%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
TTM Technologies, Inc.	0.59%
Opendoor Technologies, Inc.	0.57%
Viavi Solutions, Inc.	0.57%
Advanced Energy Industries, Inc.	0.53%
MaxLinear, Inc.	0.51%
Onto Innovation, Inc.	0.48%
FormFactor, Inc.	0.44%
Roivant Sciences Ltd.	0.44%
Crescent Energy Co., Class A	0.42%
Par Pacific Holdings, Inc.	0.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
TTM Technologies, Inc.	0.59%
Opendoor Technologies, Inc.	0.57%
Viavi Solutions, Inc.	0.57%
Advanced Energy Industries, Inc.	0.53%
MaxLinear, Inc.	0.51%
Onto Innovation, Inc.	0.48%
FormFactor, Inc.	0.44%
Roivant Sciences Ltd.	0.44%
Crescent Energy Co., Class A	0.42%
Par Pacific Holdings, Inc.	0.42%
* Excluding money market fund holdings, if any.

C000035338 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI Sustainable Future ETF
Class Name	Invesco MSCI Sustainable Future ETF
Trading Symbol	ERTH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI Sustainable Future ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI Sustainable Future ETF	$74	0.65%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%	[14]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, sustainability-oriented themes faced headwinds from geopolitical conflict, which contributed to elevated traditional energy pricing. The Fund underperformed broader global equities primarily due to security selection within the automobiles and semiconductors & semiconductor equipment industries.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI Global Environment Select Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 28.44%, differed from the return of the Index, 28.40%, primarily due to positive impact from foreign valuation and income received from the securities lending program in which the Fund participates, partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Electrical equipment industry, followed by the semiconductors & semiconductor equipment and renewable electricity producers industries, respectively.
Positions | NVIDIA Corp., a semiconductors & semiconductor equipment company, and Vestas Wind Systems A/S, an electrical equipment company.
What detracted from performance?
Industry Allocations |  Electronic equipment instruments & components industry, followed by the office REITs and machinery industries, respectively.
Positions | Li Auto, Inc., A Shares, an automobiles company, and BYD Co. Ltd., H Shares, an automobiles company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco MSCI Sustainable Future ETF — NAV Return	28.44%	-4.26%	7.47%
Blended -MSCI Global Environment Select Index	28.40%	-4.01%	7.98%
MSCI ACWI Index (Net)	31.00%	10.68%	12.25%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 147,094,859
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 668,302
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$147,094,859
Total number of portfolio holdings	163
Total advisory fees paid	$668,302
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Digital Realty Trust, Inc.	5.53%
NVIDIA Corp.	5.34%
BYD Co. Ltd., H Shares	5.26%
Vestas Wind Systems A/S	4.67%
Tesla, Inc.	4.61%
First Solar, Inc.	3.10%
Nextpower, Inc., Class A	2.66%
Contemporary Amperex Technology Co. Ltd., A Shares	2.55%
Unibail-Rodamco-Westfield	2.22%
LG Energy Solution Ltd.	2.21%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Digital Realty Trust, Inc.	5.53%
NVIDIA Corp.	5.34%
BYD Co. Ltd., H Shares	5.26%
Vestas Wind Systems A/S	4.67%
Tesla, Inc.	4.61%
First Solar, Inc.	3.10%
Nextpower, Inc., Class A	2.66%
Contemporary Amperex Technology Co. Ltd., A Shares	2.55%
Unibail-Rodamco-Westfield	2.22%
LG Energy Solution Ltd.	2.21%
* Excluding money market fund holdings, if any.

C000035343 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Basic Materials Momentum ETF
Class Name	Invesco Dorsey Wright Basic Materials Momentum ETF
Trading Symbol	PYZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Basic Materials Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Basic Materials Momentum ETF	$77	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.60%	[15]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the materials sector underperformed the broader market. The Fund's momentum methodology led to an overweight in aerospace & defense stocks, which created a performance tailwind compared to the S&P 500® Materials Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Basic Materials Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 56.23%, differed from the return of the Index, 57.18%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sub-Industry Allocations |  Gold sub-industry, followed by the specialty chemicals and aerospace & defense sub-industries, respectively.
Positions | Coeur Mining, Inc., a gold company, and Carpenter Technology Corp., an aerospace & defense company.
What detracted from performance?
Sub-Industry Allocations |  Paper products sub-industry, followed by the metal glass & plastic containers and paper & plastic packaging products & materials sub-industries, respectively.
Positions | PureCycle Technologies Inc., a commodity chemicals company (no longer held at fiscal year-end), and Ivanhoe Electric Inc., a diversified metals & mining company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Basic Materials Momentum ETF — NAV Return	56.23%	9.45%	10.11%
Dorsey Wright Basic Materials Technical Leaders™ Index	57.18%	10.05%	10.78%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P 500® Materials Index	23.85%	6.37%	10.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 102,698,021
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 218,241
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$102,698,021
Total number of portfolio holdings	45
Total advisory fees paid	$218,241
Portfolio turnover rate	91%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	6.45%
CF Industries Holdings, Inc.	5.32%
ATI, Inc.	4.93%
Alcoa Corp.	3.92%
USA Rare Earth, Inc.	3.83%
Steel Dynamics, Inc.	3.70%
Corteva, Inc.	3.46%
Hecla Mining Co.	3.12%
Albemarle Corp.	3.03%
Solstice Advanced Materials, Inc.	3.01%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	6.45%
CF Industries Holdings, Inc.	5.32%
ATI, Inc.	4.93%
Alcoa Corp.	3.92%
USA Rare Earth, Inc.	3.83%
Steel Dynamics, Inc.	3.70%
Corteva, Inc.	3.46%
Hecla Mining Co.	3.12%
Albemarle Corp.	3.03%
Solstice Advanced Materials, Inc.	3.01%
* Excluding money market fund holdings, if any.

C000035344 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Class Name	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Trading Symbol	PEZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF	$65	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%	[16]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the consumer cyclicals sector underperformed the broader market. The Fund's momentum methodology led to an underweight in broadline retail stocks, which created a performance headwind compared to the S&P 500® Consumer Discretionary Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Consumer Cyclicals Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 17.30%, differed from the return of the Index, 17.93%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Apparel, accessories & luxury goods sub-industry, followed by the movies & entertainment and hotels resorts & cruise lines sub-industries, respectively.
Positions | Tapestry, Inc., an apparel, accessories & luxury goods company, and EchoStar Corp., Class A, a cable & satellite company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations |  Restaurants sub-industry, followed by the home furnishing retail and apparel retail sub-industries, respectively.
Positions | American Eagle Outfitters, Inc., an apparel retail company (no longer held at fiscal year-end), and Brinker International, Inc., a restaurants company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF — NAV Return	17.30%	2.86%	9.56%
Dorsey Wright Consumer Cyclicals Technical Leaders™ Index	17.93%	3.42%	10.12%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P 500® Consumer Discretionary Index	25.23%	7.19%	13.16%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 23,276,106
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 41,583
Investment Company Portfolio Turnover	187.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$23,276,106
Total number of portfolio holdings	48
Total advisory fees paid	$41,583
Portfolio turnover rate	187%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Tapestry, Inc.	4.08%
Ralph Lauren Corp.	3.56%
Netflix, Inc.	3.54%
Walmart, Inc.	3.53%
Cardinal Health, Inc.	3.51%
Hilton Worldwide Holdings, Inc.	3.40%
Marriott International, Inc., Class A	3.37%
McKesson Corp.	3.34%
Five Below, Inc.	3.24%
Williams-Sonoma, Inc.	2.98%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tapestry, Inc.	4.08%
Ralph Lauren Corp.	3.56%
Netflix, Inc.	3.54%
Walmart, Inc.	3.53%
Cardinal Health, Inc.	3.51%
Hilton Worldwide Holdings, Inc.	3.40%
Marriott International, Inc., Class A	3.37%
McKesson Corp.	3.34%
Five Below, Inc.	3.24%
Williams-Sonoma, Inc.	2.98%
* Excluding money market fund holdings, if any.

C000035345 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Consumer Staples Momentum ETF
Class Name	Invesco Dorsey Wright Consumer Staples Momentum ETF
Trading Symbol	PSL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Consumer Staples Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Consumer Staples Momentum ETF	$61	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%	[17]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the consumer staples sector underperformed the broader market. The Fund's momentum methodology led to an underweight in merchandise retail stocks, which created a performance headwind compared to the S&P 500® Consumer Staples Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Consumer Staples Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.63%, differed from the return of the Index, 4.20%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Food distributors sub-industry, followed by the agricultural products & services and tobacco sub-industries, respectively.
Positions | Casey's General Stores, Inc., a food retail company, and EZCORP, Inc., Class A, a consumer finance company.
What detracted from performance?
Sub-Industry Allocations |  Personal care products sub-industry, followed by the packaged foods & meats and merchandise retail sub-industries, respectively.
Positions | e.l.f. Beauty, Inc., a personal care products company (no longer held at fiscal year-end), and Sprouts Farmers Market, Inc., a food retail company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Consumer Staples Momentum ETF — NAV Return	3.63%	4.83%	8.37%
Dorsey Wright Consumer Staples Technical Leaders™ Index	4.20%	5.39%	8.98%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P 500® Consumer Staples Index	8.27%	8.72%	8.84%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 84,076,824
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 314,882
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$84,076,824
Total number of portfolio holdings	50
Total advisory fees paid	$314,882
Portfolio turnover rate	80%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Casey's General Stores, Inc.	6.12%
Costco Wholesale Corp.	5.38%
US Foods Holding Corp.	4.95%
Church & Dwight Co., Inc.	4.64%
Performance Food Group Co.	3.98%
Kroger Co. (The)	3.76%
Darling Ingredients, Inc.	3.54%
Philip Morris International, Inc.	3.46%
Altria Group, Inc.	3.35%
Monster Beverage Corp.	3.14%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Casey's General Stores, Inc.	6.12%
Costco Wholesale Corp.	5.38%
US Foods Holding Corp.	4.95%
Church & Dwight Co., Inc.	4.64%
Performance Food Group Co.	3.98%
Kroger Co. (The)	3.76%
Darling Ingredients, Inc.	3.54%
Philip Morris International, Inc.	3.46%
Altria Group, Inc.	3.35%
Monster Beverage Corp.	3.14%
* Excluding money market fund holdings, if any.

C000037805 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Momentum ETF
Class Name	Invesco Dorsey Wright Momentum ETF
Trading Symbol	PDP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Momentum ETF	$73	0.62%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund's momentum methodology led to security selection which generally outperformed the broader stock market with certain information technology holdings performing well relative to the Russell 3000® Growth Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 36.64%, differed from the return of the Index, 37.51%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the information technology and financials sectors, respectively.
Positions | Comfort Systems USA, Inc., an industrials company, and AppLovin Corp., Class A, an information technology company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Consumer staples sector, followed by the utilities sector.
Positions | Copart, Inc., an industrials company (no longer held at fiscal year-end), and Hims & Hers Health, Inc., a health care company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Momentum ETF — NAV Return	36.64%	9.61%	13.27%
Dorsey Wright Technical Leaders™ Index	37.51%	10.29%	13.98%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
Russell 3000® Growth Index	30.98%	13.23%	17.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,469,366,033
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 6,607,809
Investment Company Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,469,366,033
Total number of portfolio holdings	103
Total advisory fees paid	$6,607,809
Portfolio turnover rate	154%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.20%
Apple, Inc.	2.98%
Amphenol Corp., Class A	2.95%
Targa Resources Corp.	2.62%
Quanta Services, Inc.	2.43%
Western Digital Corp.	2.36%
Carpenter Technology Corp.	2.22%
ATI, Inc.	2.07%
Ciena Corp.	2.03%
W.W. Grainger, Inc.	1.99%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.20%
Apple, Inc.	2.98%
Amphenol Corp., Class A	2.95%
Targa Resources Corp.	2.62%
Quanta Services, Inc.	2.43%
Western Digital Corp.	2.36%
Carpenter Technology Corp.	2.22%
ATI, Inc.	2.07%
Ciena Corp.	2.03%
W.W. Grainger, Inc.	1.99%
* Excluding money market fund holdings, if any.

C000037806 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Financial Preferred ETF
Class Name	Invesco Financial Preferred ETF
Trading Symbol	PGF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Financial Preferred ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Financial Preferred ETF	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, financial issuers benefited from strong fundamentals. Lower yields also aided duration instruments and preferred securities with fixed rates. Because the Fund holds the vast majority of its portfolio in financial preferred stocks, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 6.56%, differed from the return of the Index, 7.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by the capital markets and insurance industries, respectively.
Positions | Synchrony Financial, Series A, Pfd., 5.625% coupon, a consumer finance company, and JPMorgan Chase & Co., Series EE, Pfd., 6.00% coupon, a banks company.
What detracted from performance?
Industry Allocations |  No industry detracted from the Fund's performance during the period.
Positions | Brighthouse Financial, Inc., Series C, Pfd., 5.375% coupon, an insurance company, and Brighthouse Financial, Inc., Series A, Pfd., 6.60% coupon, an insurance company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Financial Preferred ETF — NAV Return	6.56%	-0.13%	2.68%
Blended - ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index	7.16%	0.31%	3.06%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
S&P U.S. Preferred Stock Index	9.42%	2.14%	4.15%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 718,541,316
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 3,848,674
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$718,541,316
Total number of portfolio holdings	102
Total advisory fees paid	$3,848,674
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	2.76%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	2.48%
Wells Fargo & Co., Series Z, Pfd., 4.75%	2.26%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	2.13%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	2.12%
Bank of America Corp., Series GG, Pfd., 6.00%	2.01%
Allstate Corp. (The), Series H, Pfd., 5.10%	1.86%
Capital One Financial Corp., Series I, Pfd., 5.00%	1.83%
Bank of America Corp., Series KK, Pfd., 5.38%	1.80%
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	1.69%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	2.76%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	2.48%
Wells Fargo & Co., Series Z, Pfd., 4.75%	2.26%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	2.13%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	2.12%
Bank of America Corp., Series GG, Pfd., 6.00%	2.01%
Allstate Corp. (The), Series H, Pfd., 5.10%	1.86%
Capital One Financial Corp., Series I, Pfd., 5.00%	1.83%
Bank of America Corp., Series KK, Pfd., 5.38%	1.80%
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	1.69%
* Excluding money market fund holdings, if any.

C000037807 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Listed Private Equity ETF
Class Name	Invesco Global Listed Private Equity ETF
Trading Symbol	PSP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Listed Private Equity ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Listed Private Equity ETF	$66	0.66%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, global listed private equity companies underperformed the broader market. The Fund's stock selection methodology within the capital markets industry created a performance headwind relative to the MSCI ACWI Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Red Rocks Global Listed Private Equity Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities (including American depositary receipts ("ADRs") and global depositary receipts ("GDRs")) that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 0.97%, differed from the return of the Index, 1.64%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Consumer staples distribution & retail industry, followed by the financial services and industrial conglomerates industries, respectively.
Positions | HAL Trust, a financial services company, and Carlyle Group, Inc. (The), a capital markets company.
What detracted from performance?
Industry Allocations |  Capital markets industry, followed by the IT services industry.
Positions | 3i Group PLC, a capital markets company, and Blue Owl Capital, Inc., a capital markets company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Listed Private Equity ETF — NAV Return	0.97%	1.37%	8.23%
Red Rocks Global Listed Private Equity Index	1.64%	2.09%	9.07%
MSCI ACWI Index (Net)	31.00%	10.68%	12.25%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 254,633,174
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,484,107
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$254,633,174
Total number of portfolio holdings	65
Total advisory fees paid	$1,484,107
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
KKR & Co., Inc., Class A	5.21%
Blackstone, Inc., Class A	5.19%
EQT AB	4.79%
Partners Group Holding AG	4.72%
TPG, Inc.	4.62%
CVC Capital Partners PLC	4.56%
3i Group PLC	4.14%
HAL Trust	4.13%
Blue Owl Capital, Inc.	4.02%
Sofina S.A.	3.74%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
KKR & Co., Inc., Class A	5.21%
Blackstone, Inc., Class A	5.19%
EQT AB	4.79%
Partners Group Holding AG	4.72%
TPG, Inc.	4.62%
CVC Capital Partners PLC	4.56%
3i Group PLC	4.14%
HAL Trust	4.13%
Blue Owl Capital, Inc.	4.02%
Sofina S.A.	3.74%
* Excluding money market fund holdings, if any.

C000056583 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 BuyWrite ETF
Class Name	Invesco S&P 500 BuyWrite ETF
Trading Symbol	PBP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 BuyWrite ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 BuyWrite ETF	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, the Fund's underlying equity exposure to the S&P 500® Index performed well, led by the information technology and communication services sectors. However, the call options detracted from the Fund's performance. This lack of upside was partially offset by the income generated from the call options.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the CBOE S&P 500 BuyWrite IndexSM (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index and will write (sell) call options thereon.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 17.08%, differed from the return of the Index, 17.52%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the communication services and industrials sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Alphabet Inc., Class A, a communication services company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Berkshire Hathaway, Inc., Class B, a financials company, and ServiceNow, Inc., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 BuyWrite ETF — NAV Return	17.08%	8.13%	7.10%
CBOE S&P 500 BuyWrite Index℠	17.52%	8.56%	7.65%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 337,490,207
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 799,922
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$337,490,207
Total number of portfolio holdings	505
Total advisory fees paid	$799,922
Portfolio turnover rate	57%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.00%
Apple, Inc.	6.58%
Microsoft Corp.	5.00%
Amazon.com, Inc.	4.27%
Alphabet, Inc., Class A	3.70%
Broadcom, Inc.	3.27%
Alphabet, Inc., Class C	2.95%
Meta Platforms, Inc., Class A	2.21%
Tesla, Inc.	1.77%
Berkshire Hathaway, Inc., Class B	1.43%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.00%
Apple, Inc.	6.58%
Microsoft Corp.	5.00%
Amazon.com, Inc.	4.27%
Alphabet, Inc., Class A	3.70%
Broadcom, Inc.	3.27%
Alphabet, Inc., Class C	2.95%
Meta Platforms, Inc., Class A	2.21%
Tesla, Inc.	1.77%
Berkshire Hathaway, Inc., Class B	1.43%
* Excluding money market fund holdings, if any.

C000101127 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 GARP ETF
Class Name	Invesco S&P 500 GARP ETF
Trading Symbol	SPGP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 GARP ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 GARP ETF	$38	0.34%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the Fund underperformed the S&P 500® Index primarily due to its underweight allocation to and security selection within the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® GARP Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 22.53%, differed from the return of the Index, 22.98%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the energy and information technology sectors, respectively.
Positions | Monolithic Power Systems, Inc., an information technology company, and Arista Networks, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector.
Positions | Super Micro Computer, Inc., an information technology company, and Gartner, Inc., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 GARP ETF — NAV Return	22.53%	7.80%	14.80%
Blended - S&P 500® GARP Index	22.98%	8.17%	15.21%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,198,773,227
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 7,422,652
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,198,773,227
Total number of portfolio holdings	76
Total advisory fees paid	$7,422,652
Portfolio turnover rate	90%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Monolithic Power Systems, Inc.	3.13%
NVIDIA Corp.	2.71%
Host Hotels & Resorts, Inc.	2.69%
Arista Networks, Inc.	2.60%
Airbnb, Inc., Class A	2.25%
Delta Air Lines, Inc.	2.25%
Uber Technologies, Inc.	2.17%
Northern Trust Corp.	2.16%
Baker Hughes Co., Class A	2.10%
EMCOR Group, Inc.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monolithic Power Systems, Inc.	3.13%
NVIDIA Corp.	2.71%
Host Hotels & Resorts, Inc.	2.69%
Arista Networks, Inc.	2.60%
Airbnb, Inc., Class A	2.25%
Delta Air Lines, Inc.	2.25%
Uber Technologies, Inc.	2.17%
Northern Trust Corp.	2.16%
Baker Hughes Co., Class A	2.10%
EMCOR Group, Inc.	2.05%
* Excluding money market fund holdings, if any.

C000101128 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Value with Momentum ETF
Class Name	Invesco S&P 500 Value with Momentum ETF
Trading Symbol	SPVM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Value with Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Value with Momentum ETF	$45	0.39%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.39%	[18]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the Fund outperformed the S&P 500® Index primarily due to its security selection within the financials sector and relative overweight allocation to the energy sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® High Momentum Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 31.28%, differed from the return of the Index, 31.58%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the energy and industrials sectors, respectively.
Positions | General Motors Co., a consumer discretionary company, and Warner Bros. Discovery, Inc., a communication services company.
What detracted from performance?
Sector Allocations |  No sector detracted from the Fund's performance during the period.
Positions | Charter Communications, Inc., Class A , a communication services company (no longer held at fiscal year-end), and Berkshire Hathaway, Inc., Class B, a financials company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Value with Momentum ETF — NAV Return	31.28%	10.47%	11.84%
Blended - S&P 500® High Momentum Value Index	31.58%	10.87%	12.26%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 120,306,844
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 195,516
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$120,306,844
Total number of portfolio holdings	104
Total advisory fees paid	$195,516
Portfolio turnover rate	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Bunge Global S.A.	2.78%
Archer-Daniels-Midland Co.	2.06%
General Motors Co.	1.82%
Ford Motor Co.	1.82%
Verizon Communications, Inc.	1.63%
Valero Energy Corp.	1.61%
Marathon Petroleum Corp.	1.55%
Phillips 66	1.54%
Allstate Corp. (The)	1.49%
Franklin Resources, Inc.	1.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Bunge Global S.A.	2.78%
Archer-Daniels-Midland Co.	2.06%
General Motors Co.	1.82%
Ford Motor Co.	1.82%
Verizon Communications, Inc.	1.63%
Valero Energy Corp.	1.61%
Marathon Petroleum Corp.	1.55%
Phillips 66	1.54%
Allstate Corp. (The)	1.49%
Franklin Resources, Inc.	1.49%
* Excluding money market fund holdings, if any.

C000197604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Real Estate ETF
Class Name	Invesco S&P 500® Equal Weight Real Estate ETF
Trading Symbol	RSPR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Real Estate ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Real Estate ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, real estate stocks underperformed the broader market. The Fund's focus on real estate securities created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Real Estate Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 5.87%, differed from the return of the Index, 6.32%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Retail REITs industry, followed by the specialized REITs and hotel & resort REITs industries, respectively.
Positions | Host Hotels & Resorts, Inc., a hotel & resort REITs company, and Iron Mountain, Inc., a specialized REITs company.
What detracted from performance?
Industry Allocations |  Residential REITs industry, followed by the real estate management & development industry.
Positions | CoStar Group, Inc., a real estate management & development company, and Alexandria Real Estate Equities, Inc., a health care REITs company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Real Estate ETF — NAV Return	5.87%	3.14%	6.40%
S&P 500® Equal Weight Real Estate Index	6.32%	3.54%	6.79%
S&P 500® Index	31.05%	13.14%	15.26%
S&P 500® Real Estate Index	12.65%	4.51%	N/A

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 98,234,725
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 420,810
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$98,234,725
Total number of portfolio holdings	32
Total advisory fees paid	$420,810
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
SBA Communications Corp., Class A	3.64%
Iron Mountain, Inc.	3.64%
Invitation Homes, Inc.	3.54%
BXP, Inc.	3.48%
Digital Realty Trust, Inc.	3.46%
Equinix, Inc.	3.45%
Host Hotels & Resorts, Inc.	3.42%
Equity Residential	3.37%
CBRE Group, Inc., Class A	3.34%
Simon Property Group, Inc.	3.34%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
SBA Communications Corp., Class A	3.64%
Iron Mountain, Inc.	3.64%
Invitation Homes, Inc.	3.54%
BXP, Inc.	3.48%
Digital Realty Trust, Inc.	3.46%
Equinix, Inc.	3.45%
Host Hotels & Resorts, Inc.	3.42%
Equity Residential	3.37%
CBRE Group, Inc., Class A	3.34%
Simon Property Group, Inc.	3.34%
* Excluding money market fund holdings, if any.

C000197605 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Technology ETF
Class Name	Invesco S&P 500® Equal Weight Technology ETF
Trading Symbol	RSPT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Technology ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Technology ETF	$51	0.40%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, information technology stocks outperformed the broader market. The Fund's focus on information technology securities created a performance tailwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Information Technology Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 55.68%, differed from the return of the Index, 56.35%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Industry Allocations |  Semiconductors & semiconductor equipment industry, followed by the technology hardware, storage & peripherals and electronic equipment, instruments & components industries, respectively.
Positions | Western Digital Corp., a technology hardware, storage & peripherals company, and Seagate Technology Holdings PLC, a technology hardware, storage & peripherals company.
What detracted from performance?
Industry Allocations |  Software industry, followed by the IT services industry.
Positions | Gartner, Inc., an IT services company, and GoDaddy, Inc., Class A, an IT services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Technology ETF — NAV Return	55.68%	14.70%	20.50%
S&P 500® Equal Weight Information Technology Index	56.35%	15.16%	20.99%
S&P 500® Index	31.05%	13.14%	15.26%
S&P 500® Information Technology Index	49.17%	20.77%	25.49%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 4,682,892,296
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 15,536,735
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$4,682,892,296
Total number of portfolio holdings	76
Total advisory fees paid	$15,536,735
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Intel Corp.	2.34%
Seagate Technology Holdings PLC	2.08%
Advanced Micro Devices, Inc.	2.06%
ON Semiconductor Corp.	2.03%
Sandisk Corp.	1.99%
Western Digital Corp.	1.93%
Ciena Corp.	1.85%
Monolithic Power Systems, Inc.	1.80%
NXP Semiconductors N.V.	1.75%
Dell Technologies, Inc., Class C	1.69%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Intel Corp.	2.34%
Seagate Technology Holdings PLC	2.08%
Advanced Micro Devices, Inc.	2.06%
ON Semiconductor Corp.	2.03%
Sandisk Corp.	1.99%
Western Digital Corp.	1.93%
Ciena Corp.	1.85%
Monolithic Power Systems, Inc.	1.80%
NXP Semiconductors N.V.	1.75%
Dell Technologies, Inc., Class C	1.69%
* Excluding money market fund holdings, if any.

C000197606 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Utilities ETF
Class Name	Invesco S&P 500® Equal Weight Utilities ETF
Trading Symbol	RSPU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Utilities ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Utilities ETF	$44	0.40%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, utilities stocks underperformed the broader market. The Fund's focus on utilities securities created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Utilities Plus Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 21.11%, differed from the return of the Index, 21.59%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Electric utilities industry, followed by the multi-utilities and independent power & renewable electricity producers industries, respectively.
Positions | NRG Energy, Inc., an electric utilities company, and AES Corp. (The), an independent power and renewable electricity producers company.
What detracted from performance?
Industry Allocations |  Water utilities industry.
Positions | American Water Works Co., Inc., a water utilities company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Utilities ETF — NAV Return	21.11%	11.58%	10.31%
S&P 500® Equal Weight Utilities Plus Index	21.59%	12.03%	10.74%
S&P 500® Index	31.05%	13.14%	15.26%
S&P 500® Utilities Index	22.10%	10.40%	10.39%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 586,170,477
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,983,444
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$586,170,477
Total number of portfolio holdings	33
Total advisory fees paid	$1,983,444
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Entergy Corp.	3.61%
NextEra Energy, Inc.	3.40%
NRG Energy, Inc.	3.33%
American Electric Power Co., Inc.	3.32%
NiSource, Inc.	3.32%
Constellation Energy Corp.	3.31%
WEC Energy Group, Inc.	3.31%
Ameren Corp.	3.31%
Alliant Energy Corp.	3.30%
Dominion Energy, Inc.	3.30%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Entergy Corp.	3.61%
NextEra Energy, Inc.	3.40%
NRG Energy, Inc.	3.33%
American Electric Power Co., Inc.	3.32%
NiSource, Inc.	3.32%
Constellation Energy Corp.	3.31%
WEC Energy Group, Inc.	3.31%
Ameren Corp.	3.31%
Alliant Energy Corp.	3.30%
Dominion Energy, Inc.	3.30%
* Excluding money market fund holdings, if any.

C000197607 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Pure Growth ETF
Class Name	Invesco S&P 500® Pure Growth ETF
Trading Symbol	RPG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Pure Growth ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Pure Growth ETF	$42	0.35%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund outperformed the S&P 500® Growth Index primarily due to strong security selection in the information technology sector and an overweight allocation to the industrials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Pure Growth Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 38.86%, differed from the return of the Index, 39.33%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the industrials and consumer discretionary sectors, respectively.
Positions | Sandisk Corp., an information technology company, and Comfort Systems USA, Inc., an industrials company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the energy and financials sectors, respectively.
Positions | Trade Desk, Inc. (The), Class A, a communication services company (no longer held at fiscal year-end), and Robinhood Markets, Inc., Class A, a financials company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Pure Growth ETF — NAV Return	38.86%	10.12%	13.82%
S&P 500® Pure Growth Index	39.33%	10.50%	14.22%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P 500® Growth Index	37.74%	14.26%	17.70%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,891,153,989
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,773,482
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,891,153,989
Total number of portfolio holdings	68
Total advisory fees paid	$5,773,482
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Sandisk Corp.	5.97%
Comfort Systems USA, Inc.	3.71%
Ciena Corp.	2.98%
Monolithic Power Systems, Inc.	2.87%
Vertiv Holdings Co., Class A	2.43%
Micron Technology, Inc.	2.24%
Berkshire Hathaway, Inc., Class B	2.17%
KLA Corp.	2.12%
Howmet Aerospace, Inc.	2.11%
Quanta Services, Inc.	2.08%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sandisk Corp.	5.97%
Comfort Systems USA, Inc.	3.71%
Ciena Corp.	2.98%
Monolithic Power Systems, Inc.	2.87%
Vertiv Holdings Co., Class A	2.43%
Micron Technology, Inc.	2.24%
Berkshire Hathaway, Inc., Class B	2.17%
KLA Corp.	2.12%
Howmet Aerospace, Inc.	2.11%
Quanta Services, Inc.	2.08%
* Excluding money market fund holdings, if any.

C000197608 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Pure Value ETF
Class Name	Invesco S&P 500® Pure Value ETF
Trading Symbol	RPV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Pure Value ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Pure Value ETF	$40	0.35%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund outperformed the S&P 500® Value Index primarily due to strong security selection in the financials and energy sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Pure Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 29.06%, differed from the return of the Index, 29.14%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the energy and consumer staples sectors, respectively.
Positions | Warner Bros. Discovery, Inc., a communication services company, and General Motors Co., a consumer discretionary company.
What detracted from performance?
Sector Allocations |  Real estate sector.
Positions | Molina Healthcare, Inc., a health care company (no longer held at fiscal year-end), and Mosaic Co., a materials company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Pure Value ETF — NAV Return	29.06%	10.29%	10.45%
S&P 500® Pure Value Index	29.14%	10.57%	10.75%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P 500® Value Index	23.96%	11.13%	11.90%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,826,309,395
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 5,137,848
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,826,309,395
Total number of portfolio holdings	125
Total advisory fees paid	$5,137,848
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Dow, Inc.	2.65%
Bunge Global S.A.	2.63%
Centene Corp.	2.29%
Archer-Daniels-Midland Co.	2.17%
LyondellBasell Industries N.V., Class A	1.98%
Tyson Foods, Inc., Class A	1.86%
Cigna Group (The)	1.76%
Ford Motor Co.	1.75%
CVS Health Corp.	1.73%
Mosaic Co. (The)	1.73%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Dow, Inc.	2.65%
Bunge Global S.A.	2.63%
Centene Corp.	2.29%
Archer-Daniels-Midland Co.	2.17%
LyondellBasell Industries N.V., Class A	1.98%
Tyson Foods, Inc., Class A	1.86%
Cigna Group (The)	1.76%
Ford Motor Co.	1.75%
CVS Health Corp.	1.73%
Mosaic Co. (The)	1.73%
* Excluding money market fund holdings, if any.

C000197609 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Top 50 ETF
Class Name	Invesco S&P 500® Top 50 ETF
Trading Symbol	XLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Top 50 ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Top 50 ETF	$23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund outperformed the S&P 100® Index primarily due to overweight allocations to the communication services and information technology sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Top 50 Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 33.76%, differed from the return of the Index, 34.05%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the communication services and consumer discretionary sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Alphabet, Inc., Class A, a communication services company.
What detracted from performance?
Sector Allocations |  No sector allocations detracted from the Fund's performance during the period.
Positions | Berkshire Hathaway, Inc., Class B, a financials company, and ServiceNow, Inc., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Top 50 ETF — NAV Return	33.76%	15.30%	17.01%
S&P 500® Top 50 Index	34.05%	15.52%	17.25%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P 100® Index	33.29%	14.90%	16.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 10,739,566,254
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 20,946,239
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$10,739,566,254
Total number of portfolio holdings	52
Total advisory fees paid	$20,946,239
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.03%
Apple, Inc.	10.70%
Microsoft Corp.	8.13%
Amazon.com, Inc.	6.96%
Alphabet, Inc., Class A	6.02%
Broadcom, Inc.	4.82%
Alphabet, Inc., Class C	4.80%
Meta Platforms, Inc., Class A	3.60%
Tesla, Inc.	2.88%
Berkshire Hathaway, Inc., Class B	2.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.03%
Apple, Inc.	10.70%
Microsoft Corp.	8.13%
Amazon.com, Inc.	6.96%
Alphabet, Inc., Class A	6.02%
Broadcom, Inc.	4.82%
Alphabet, Inc., Class C	4.80%
Meta Platforms, Inc., Class A	3.60%
Tesla, Inc.	2.88%
Berkshire Hathaway, Inc., Class B	2.33%
* Excluding money market fund holdings, if any.

C000197610 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400® GARP ETF
Class Name	Invesco S&P MidCap 400® GARP ETF
Trading Symbol	GRPM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap 400® GARP ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400® GARP ETF	$40	0.35%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund's underperformance relative to the S&P MidCap 400® Index was primarily due to its security selection within the information technology sector and underweight allocation to the industrials sector, which resulted from its growth and value multifactor security selection methodology.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® GARP Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 26.47%, differed from the return of the Index, 26.92%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Energy sector, followed by the financials and industrials sectors, respectively.
Positions | Valaris Ltd., an energy company, and Comfort Systems USA, Inc., an industrials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Health care sector, followed by the materials sector.
Positions | Him & Hers Health, Inc., Class A, a health care company (no longer held at fiscal year-end), and Duolingo, Inc., a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap 400® GARP ETF — NAV Return	26.47%	7.44%	11.01%
Blended - Invesco S&P MidCap 400® GARP Benchmark	26.92%	7.82%	11.41%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P MidCap 400® Index	29.49%	7.60%	11.29%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 485,990,330
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,656,131
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$485,990,330
Total number of portfolio holdings	61
Total advisory fees paid	$1,656,131
Portfolio turnover rate	75%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Lantheus Holdings, Inc.	3.71%
TechnipFMC PLC	3.10%
Valaris Ltd.	3.08%
Permian Resources Corp.	2.98%
RenaissanceRe Holdings Ltd.	2.89%
Carpenter Technology Corp.	2.65%
Rambus, Inc.	2.39%
East West Bancorp, Inc.	2.24%
Sterling Infrastructure, Inc.	2.15%
Halozyme Therapeutics, Inc.	2.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Lantheus Holdings, Inc.	3.71%
TechnipFMC PLC	3.10%
Valaris Ltd.	3.08%
Permian Resources Corp.	2.98%
RenaissanceRe Holdings Ltd.	2.89%
Carpenter Technology Corp.	2.65%
Rambus, Inc.	2.39%
East West Bancorp, Inc.	2.24%
Sterling Infrastructure, Inc.	2.15%
Halozyme Therapeutics, Inc.	2.13%
* Excluding money market fund holdings, if any.

C000197611 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400® Pure Growth ETF
Class Name	Invesco S&P MidCap 400® Pure Growth ETF
Trading Symbol	RFG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap 400® Pure Growth ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400® Pure Growth ETF	$41	0.35%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund outperformed the S&P MidCap 400® Growth Index primarily due to its strong security selection in the industrials and energy sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Pure Growth Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 35.01%, differed from the return of the Index, 35.41%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by information technology and energy sectors, respectively.
Positions | Comfort Systems USA, Inc., an industrials company (no longer held at fiscal year-end), and Valaris Ltd., an energy company.
What detracted from performance?
Sector Allocations |  Consumer staples sector.
Positions | Sarepta Therapeutics, Inc., a health care company (no longer held at fiscal year-end), and Sprouts Farmers Market, Inc., a consumer staples company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap 400® Pure Growth ETF — NAV Return	35.01%	6.02%	10.00%
S&P MidCap 400® Pure Growth Index	35.41%	6.36%	10.32%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P MidCap 400® Growth Index	31.95%	6.98%	11.52%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 334,595,745
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,045,548
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$334,595,745
Total number of portfolio holdings	98
Total advisory fees paid	$1,045,548
Portfolio turnover rate	77%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
TechnipFMC PLC	2.44%
Valaris Ltd.	2.32%
Arrowhead Pharmaceuticals, Inc.	2.32%
MasTec, Inc.	2.30%
Sterling Infrastructure, Inc.	2.13%
Fabrinet	2.08%
TTM Technologies, Inc.	2.07%
Vicor Corp.	1.98%
Carpenter Technology Corp.	1.97%
Woodward, Inc.	1.97%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
TechnipFMC PLC	2.44%
Valaris Ltd.	2.32%
Arrowhead Pharmaceuticals, Inc.	2.32%
MasTec, Inc.	2.30%
Sterling Infrastructure, Inc.	2.13%
Fabrinet	2.08%
TTM Technologies, Inc.	2.07%
Vicor Corp.	1.98%
Carpenter Technology Corp.	1.97%
Woodward, Inc.	1.97%
* Excluding money market fund holdings, if any.

C000197612 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400® Pure Value ETF
Class Name	Invesco S&P MidCap 400® Pure Value ETF
Trading Symbol	RFV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap 400® Pure Value ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400® Pure Value ETF	$41	0.35%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund outperformed the S&P MidCap 400® Value Index primarily due to its strong security selection in the energy sector and overweight allocation to the energy and consumer discretionary sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Pure Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 31.99%, differed from the return of the Index, 32.43%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Energy sector, followed by the consumer discretionary and information technology sectors, respectively.
Positions | HF Sinclair Corp., an energy company, and PBF Energy, Inc., Class A, an energy company.
What detracted from performance?
Sector Allocations |  Health care sector.
Positions | Concentrix Corp., an industrials company, and Goodyear Tire & Rubber Co., a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap 400® Pure Value ETF — NAV Return	31.99%	10.47%	12.20%
S&P MidCap 400® Pure Value Index	32.43%	10.84%	12.54%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P MidCap 400® Value Index	26.94%	8.10%	10.74%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 318,014,719
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 982,531
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$318,014,719
Total number of portfolio holdings	101
Total advisory fees paid	$982,531
Portfolio turnover rate	61%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Avnet, Inc.	3.75%
Arrow Electronics, Inc.	3.57%
PBF Energy, Inc., Class A	2.83%
HF Sinclair Corp.	2.41%
TD SYNNEX Corp.	2.40%
Lear Corp.	2.20%
Olin Corp.	2.18%
PVH Corp.	2.09%
Brighthouse Financial, Inc.	1.93%
Chord Energy Corp.	1.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Avnet, Inc.	3.75%
Arrow Electronics, Inc.	3.57%
PBF Energy, Inc., Class A	2.83%
HF Sinclair Corp.	2.41%
TD SYNNEX Corp.	2.40%
Lear Corp.	2.20%
Olin Corp.	2.18%
PVH Corp.	2.09%
Brighthouse Financial, Inc.	1.93%
Chord Energy Corp.	1.87%
* Excluding money market fund holdings, if any.

C000197614 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Class Name	Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Trading Symbol	RSPD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Consumer Discretionary ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, consumer discretionary stocks underperformed the broader market. The Fund's focus on consumer discretionary securities created a performance headwind relative to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Consumer Discretionary Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 14.41%, differed from the return of the Index, 14.87%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Hotels, restaurants & leisure industry, followed by the automobiles and broadline retail industries, respectively.
Positions | Tapestry, Inc., a textiles, apparel & luxury goods company, and General Motors Co., an automobiles company.
What detracted from performance?
Industry Allocations |  Distributors industry.
Positions | lululemon athletica, Inc., a textiles, apparel & luxury goods company, and CarMax, Inc., a specialty retail company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Consumer Discretionary ETF — NAV Return	14.41%	3.24%	8.03%
S&P 500® Equal Weight Consumer Discretionary Index	14.87%	3.64%	8.42%
S&P 500® Index	31.05%	13.14%	15.26%
S&P 500® Consumer Discretionary Index	25.23%	7.19%	13.16%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 277,538,222
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 906,200
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$277,538,222
Total number of portfolio holdings	49
Total advisory fees paid	$906,200
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Carvana Co.	2.67%
Amazon.com, Inc.	2.60%
eBay, Inc.	2.36%
Marriott International, Inc., Class A	2.31%
Hilton Worldwide Holdings, Inc.	2.28%
D.R. Horton, Inc.	2.25%
Expedia Group, Inc.	2.25%
MGM Resorts International	2.24%
Wynn Resorts Ltd.	2.23%
Ross Stores, Inc.	2.23%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carvana Co.	2.67%
Amazon.com, Inc.	2.60%
eBay, Inc.	2.36%
Marriott International, Inc., Class A	2.31%
Hilton Worldwide Holdings, Inc.	2.28%
D.R. Horton, Inc.	2.25%
Expedia Group, Inc.	2.25%
MGM Resorts International	2.24%
Wynn Resorts Ltd.	2.23%
Ross Stores, Inc.	2.23%
* Excluding money market fund holdings, if any.

C000197615 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600® Pure Growth ETF
Class Name	Invesco S&P SmallCap 600® Pure Growth ETF
Trading Symbol	RZG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap 600® Pure Growth ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600® Pure Growth ETF	$42	0.35%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund outperformed the S&P SmallCap 600® Growth Index primarily due to its strong security selection in the financials and industrials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Pure Growth Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 39.77%, differed from the return of the Index, 40.28%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by information technology and financials sectors, respectively.
Positions | Powell Industries, Inc., an industrials company, and Protagonist Therapeutics, Inc., a health care company.
What detracted from performance?
Sector Allocations |  Consumer staples sector.
Positions | TG Therapeutics, Inc., a health care company, and ADMA Biologics, Inc., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap 600® Pure Growth ETF — NAV Return	39.77%	4.93%	10.13%
S&P SmallCap 600® Pure Growth Index	40.28%	5.26%	10.48%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P SmallCap 600® Growth Index	34.80%	5.56%	11.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 121,800,817
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 366,821
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$121,800,817
Total number of portfolio holdings	133
Total advisory fees paid	$366,821
Portfolio turnover rate	81%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Powell Industries, Inc.	2.15%
Argan, Inc.	1.86%
ACM Research, Inc., Class A	1.68%
Uniti Group, Inc.	1.65%
Primoris Services Corp.	1.63%
StoneX Group, Inc.	1.61%
Clear Secure, Inc., Class A	1.61%
DXP Enterprises, Inc.	1.55%
Adeia, Inc.	1.54%
Adamas Trust, Inc.	1.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Powell Industries, Inc.	2.15%
Argan, Inc.	1.86%
ACM Research, Inc., Class A	1.68%
Uniti Group, Inc.	1.65%
Primoris Services Corp.	1.63%
StoneX Group, Inc.	1.61%
Clear Secure, Inc., Class A	1.61%
DXP Enterprises, Inc.	1.55%
Adeia, Inc.	1.54%
Adamas Trust, Inc.	1.45%
* Excluding money market fund holdings, if any.

C000197616 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600® Pure Value ETF
Class Name	Invesco S&P SmallCap 600® Pure Value ETF
Trading Symbol	RZV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap 600® Pure Value ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600® Pure Value ETF	$44	0.35%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund outperformed the S&P SmallCap 600® Value Index primarily due to its strong security selection in and overweight allocation to the consumer discretionary and energy sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Pure Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 51.70%, differed from the return of the Index, 52.07%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Consumer discretionary sector, followed by the energy and industrials sectors, respectively.
Positions | Viasat, Inc., an information technology company (no longer held at fiscal year-end), and Par Pacific Holdings, Inc., an energy company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  No sector allocations detracted from the Fund's performance during the period.
Positions | B&G Foods, Inc., a consumer staples company (no longer held at fiscal year-end), and Grocery Outlet Holding Corp., a consumer staples company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap 600® Pure Value ETF — NAV Return	51.70%	10.68%	9.94%
S&P SmallCap 600® Pure Value Index	52.07%	11.04%	10.26%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P SmallCap 600® Value Index	43.27%	6.67%	10.28%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 267,333,971
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 790,911
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$267,333,971
Total number of portfolio holdings	162
Total advisory fees paid	$790,911
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Ichor Holdings Ltd.	1.93%
Acadia Healthcare Co., Inc.	1.76%
Patterson-UTI Energy, Inc.	1.61%
ArcBest Corp.	1.41%
Edgewell Personal Care Co.	1.39%
Molina Healthcare, Inc.	1.34%
Koppers Holdings, Inc.	1.23%
AdaptHealth Corp.	1.22%
MarineMax, Inc.	1.20%
ManpowerGroup, Inc.	1.20%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ichor Holdings Ltd.	1.93%
Acadia Healthcare Co., Inc.	1.76%
Patterson-UTI Energy, Inc.	1.61%
ArcBest Corp.	1.41%
Edgewell Personal Care Co.	1.39%
Molina Healthcare, Inc.	1.34%
Koppers Holdings, Inc.	1.23%
AdaptHealth Corp.	1.22%
MarineMax, Inc.	1.20%
ManpowerGroup, Inc.	1.20%
* Excluding money market fund holdings, if any.

C000197618 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dow Jones Industrial Average Dividend ETF
Class Name	Invesco Dow Jones Industrial Average Dividend ETF
Trading Symbol	DJD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dow Jones Industrial Average Dividend ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dow Jones Industrial Average Dividend ETF	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the Fund underperformed the Dow Jones Industrial Average Index primarily due to its security selection in and relative underweight allocation to the industrials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dow Jones Industrial Average Yield Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 23.63%, differed from the return of the Index, 23.76%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Health care sector, followed by the financials and industrials sectors, respectively.
Positions | Caterpillar, Inc., an industrials company, and Chevron Corp., an energy company.
What detracted from performance?
Sector Allocations |  Consumer discretionary sector, followed by the materials sector.
Positions | NIKE, Inc., Class B, a consumer discretionary company, and Salesforce, Inc., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dow Jones Industrial Average Dividend ETF — NAV Return	23.63%	10.33%	12.20%
Dow Jones Industrial Average Yield Weighted Index	23.76%	10.41%	12.33%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
Dow Jones Industrial Average Index	24.17%	10.03%	13.21%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 454,305,469
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 267,378
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$454,305,469
Total number of portfolio holdings	29
Total advisory fees paid	$267,378
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Verizon Communications, Inc.	9.80%
UnitedHealth Group, Inc.	7.18%
Chevron Corp.	7.04%
Coca-Cola Co. (The)	4.83%
International Business Machines Corp.	4.76%
Merck & Co., Inc.	4.73%
Cisco Systems, Inc.	4.54%
Procter & Gamble Co. (The)	4.45%
Amgen, Inc.	4.36%
Goldman Sachs Group, Inc. (The)	4.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Verizon Communications, Inc.	9.80%
UnitedHealth Group, Inc.	7.18%
Chevron Corp.	7.04%
Coca-Cola Co. (The)	4.83%
International Business Machines Corp.	4.76%
Merck & Co., Inc.	4.73%
Cisco Systems, Inc.	4.54%
Procter & Gamble Co. (The)	4.45%
Amgen, Inc.	4.36%
Goldman Sachs Group, Inc. (The)	4.30%
* Excluding money market fund holdings, if any.

C000197620 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Zacks Mid-Cap ETF
Class Name	Invesco Zacks Mid-Cap ETF
Trading Symbol	CZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Zacks Mid-Cap ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Zacks Mid-Cap ETF	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund underperformed the Russell Midcap® Index primarily due to poor security selection within the information technology and energy sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Zacks Mid-Cap Core Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts (“ADRs”) that represent securities in the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 17.89%, differed from the return of the Index, 18.79%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the information technology and industrials sectors, respectively.
Positions | Keysight Technologies, Inc., an information technology company (no longer held at fiscal year-end), and State Street Corp., a financials company.
What detracted from performance?
Sector Allocations |  Real estate sector, followed by the health care sector.
Positions | Centene Corp., a health care company, and Brown & Brown, Inc., a financials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Zacks Mid-Cap ETF — NAV Return	17.89%	7.09%	10.40%
Zacks Mid-Cap Core Index	18.79%	7.86%	11.19%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell Midcap® Index	25.78%	7.72%	11.58%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 186,045,010
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 921,969
Investment Company Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$186,045,010
Total number of portfolio holdings	104
Total advisory fees paid	$921,969
Portfolio turnover rate	140%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
State Street Corp.	2.08%
American International Group, Inc.	2.02%
Public Service Enterprise Group, Inc.	2.02%
Hartford Insurance Group, Inc. (The)	1.86%
Las Vegas Sands Corp.	1.86%
Roper Technologies, Inc.	1.85%
PG&E Corp.	1.83%
Trip.com Group Ltd., ADR	1.81%
Sysco Corp.	1.77%
Viking Holdings Ltd.	1.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
State Street Corp.	2.08%
American International Group, Inc.	2.02%
Public Service Enterprise Group, Inc.	2.02%
Hartford Insurance Group, Inc. (The)	1.86%
Las Vegas Sands Corp.	1.86%
Roper Technologies, Inc.	1.85%
PG&E Corp.	1.83%
Trip.com Group Ltd., ADR	1.81%
Sysco Corp.	1.77%
Viking Holdings Ltd.	1.74%
* Excluding money market fund holdings, if any.

C000197621 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Zacks Multi-Asset Income ETF
Class Name	Invesco Zacks Multi-Asset Income ETF
Trading Symbol	CVY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Zacks Multi-Asset Income ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Zacks Multi-Asset Income ETF	$81	0.73%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, high dividend paying and preferred equities, as well as closed-end funds, underperformed the broader market. The Fund underperformed the S&P 500® Index primarily due to a significant underweight allocation to the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Zacks Multi-Asset Income Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts (“ADRs”) that represent securities in the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 22.86%, differed from the return of the Index, 23.91%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Energy sector, followed by financials and consumer discretionary sectors, respectively.
Positions | Peabody Energy Corp., an energy company (no longer held at fiscal year-end), and Signet Jewelers Ltd., a consumer discretionary company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Consumer staples sector.
Positions | Concentrix Corp., an industrials company, and Graphic Packaging Holding Co., a materials company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Zacks Multi-Asset Income ETF — NAV Return	22.86%	7.98%	8.51%
Zacks Multi-Asset Income Index	23.91%	8.47%	9.09%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 120,285,479
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 572,035
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$120,285,479
Total number of portfolio holdings	152
Total advisory fees paid	$572,035
Portfolio turnover rate	159%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
SM Energy Co.	1.35%
Matador Resources Co.	1.23%
Virtu Financial, Inc., Class A	1.19%
BP PLC, ADR	1.15%
SLM Corp.	1.14%
Dell Technologies, Inc., Class C	1.14%
KKR & Co., Inc., Series D, Conv. Pfd., 6.25%	1.13%
Icahn Enterprises L.P.	1.11%
Plains All American Pipeline L.P.	1.10%
Tortoise Energy Infrastructure Corp.	1.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
SM Energy Co.	1.35%
Matador Resources Co.	1.23%
Virtu Financial, Inc., Class A	1.19%
BP PLC, ADR	1.15%
SLM Corp.	1.14%
Dell Technologies, Inc., Class C	1.14%
KKR & Co., Inc., Series D, Conv. Pfd., 6.25%	1.13%
Icahn Enterprises L.P.	1.11%
Plains All American Pipeline L.P.	1.10%
Tortoise Energy Infrastructure Corp.	1.09%
* Excluding money market fund holdings, if any.

C000197622 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Bloomberg Analyst Rating Improvers ETF
Class Name	Invesco Bloomberg Analyst Rating Improvers ETF
Trading Symbol	UPGD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Bloomberg Analyst Rating Improvers ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Bloomberg Analyst Rating Improvers ETF	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, companies included in the Bloomberg ANR Improvers Index pursuant to the proprietary security selection methodology generally underperformed the broader stock market, although certain holdings performed well relative to the S&P MidCap 400® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Bloomberg ANR Improvers Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 15.89%, differed from the return of the Index, 16.40%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the consumer discretionary and information technology sectors, respectively.
Positions | Caterpillar, Inc., an industrials company, and Intel Corp., an information technology company.
What detracted from performance?
Sector Allocations |  Consumer staples sector, followed by the financials and materials sectors, respectively.
Positions | Gartner, Inc., an information technology company (no longer held at fiscal year-end), and DocuSign, Inc., an information technology company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Bloomberg Analyst Rating Improvers ETF — NAV Return	15.89%	6.16%	9.77%
Blended - Invesco Bloomberg Analyst Rating Improvers ETF Benchmark	16.40%	6.63%	10.41%
Russell 3000® Index	31.01%	11.91%	14.75%
S&P MidCap 400® Index	29.49%	7.60%	11.29%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 112,553,766
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 432,649
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$112,553,766
Total number of portfolio holdings	52
Total advisory fees paid	$432,649
Portfolio turnover rate	170%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Intel Corp.	4.22%
Caterpillar, Inc.	2.40%
F5, Inc.	2.37%
Cummins, Inc.	2.30%
Airbnb, Inc., Class A	2.29%
Dick's Sporting Goods, Inc.	2.27%
Old Dominion Freight Line, Inc.	2.22%
NetApp, Inc.	2.22%
American Electric Power Co., Inc.	2.19%
Trane Technologies PLC	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Intel Corp.	4.22%
Caterpillar, Inc.	2.40%
F5, Inc.	2.37%
Cummins, Inc.	2.30%
Airbnb, Inc., Class A	2.29%
Dick's Sporting Goods, Inc.	2.27%
Old Dominion Freight Line, Inc.	2.22%
NetApp, Inc.	2.22%
American Electric Power Co., Inc.	2.19%
Trane Technologies PLC	2.18%
* Excluding money market fund holdings, if any.

C000197623 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Spin-Off ETF
Class Name	Invesco S&P Spin-Off ETF
Trading Symbol	CSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P Spin-Off ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Spin-Off ETF	$89	0.65%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.65%	[19]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, spin-off activity performed well, with increased scale and complexity. Security selection within the information technology sector and overweight allocation to the industrials sector created a tailwind to the Fund's performance relative to the Russell Midcap® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P U.S. Spin-Off Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 74.01%, differed from the return of the Index, 75.15%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the industrials and utilities sectors, respectively.
Positions | Sandisk Corp., an information technology company, and GE Vernova, Inc., an industrials company.
What detracted from performance?
Sector Allocations |  Health care sector.
Positions | Kyndryl Holdings, Inc., an information technology company (no longer held at fiscal year-end), and Organon & Co., a health care company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Spin-Off ETF — NAV Return	74.01%	15.17%	13.39%
Blended - S&P U.S. Spin-Off Index	75.15%	15.87%	14.06%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell Midcap® Index	25.78%	7.72%	11.58%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 149,305,722
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 415,153
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$149,305,722
Total number of portfolio holdings	28
Total advisory fees paid	$415,153
Portfolio turnover rate	117%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Sandisk Corp.	9.92%
GE Vernova, Inc.	8.18%
Qnity Electronics, Inc.	7.03%
Veralto Corp.	6.12%
GE HealthCare Technologies, Inc.	5.70%
Everus Construction Group, Inc.	4.87%
Solstice Advanced Materials, Inc.	4.49%
Solventum Corp.	4.38%
Ralliant Corp.	4.34%
U-Haul Holding Co., Series N	4.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sandisk Corp.	9.92%
GE Vernova, Inc.	8.18%
Qnity Electronics, Inc.	7.03%
Veralto Corp.	6.12%
GE HealthCare Technologies, Inc.	5.70%
Everus Construction Group, Inc.	4.87%
Solstice Advanced Materials, Inc.	4.49%
Solventum Corp.	4.38%
Ralliant Corp.	4.34%
U-Haul Holding Co., Series N	4.34%
* Excluding money market fund holdings, if any.

C000197625 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Consumer Staples ETF
Class Name	Invesco S&P 500® Equal Weight Consumer Staples ETF
Trading Symbol	RSPS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Consumer Staples ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Consumer Staples ETF	$40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, consumer staples stocks underperformed the broader market. The Fund's focus on consumer staples securities created a performance headwind relative to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Consumer Staples Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 0.77%, differed from the return of the Index, 1.10%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Consumer staples distribution & retail industry, followed by the tobacco and personal care products industries, respectively.
Positions | Bunge Global S.A., a food products company, and Archer-Daniels-Midland Co., a food products company.
What detracted from performance?
Industry Allocations |  Food products industry, followed by the household products industry.
Positions | Campbell's Co. (The), a food products company, and Conagra Brands, Inc., a food products company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Consumer Staples ETF — NAV Return	0.77%	1.05%	4.61%
S&P 500® Equal Weight Consumer Staples Index	1.10%	1.46%	5.03%
S&P 500® Index	31.05%	13.14%	15.26%
S&P 500® Consumer Staples Index	8.27%	8.72%	8.84%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 239,325,498
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,005,473
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$239,325,498
Total number of portfolio holdings	38
Total advisory fees paid	$1,005,473
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mondelez International, Inc., Class A	3.17%
Altria Group, Inc.	3.13%
Casey's General Stores, Inc.	3.12%
Target Corp.	3.12%
Tyson Foods, Inc., Class A	3.06%
Walmart, Inc.	3.05%
Brown-Forman Corp., Class B	3.04%
Keurig Dr Pepper, Inc.	3.04%
Archer-Daniels-Midland Co.	3.01%
Constellation Brands, Inc., Class A	2.98%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mondelez International, Inc., Class A	3.17%
Altria Group, Inc.	3.13%
Casey's General Stores, Inc.	3.12%
Target Corp.	3.12%
Tyson Foods, Inc., Class A	3.06%
Walmart, Inc.	3.05%
Brown-Forman Corp., Class B	3.04%
Keurig Dr Pepper, Inc.	3.04%
Archer-Daniels-Midland Co.	3.01%
Constellation Brands, Inc., Class A	2.98%
* Excluding money market fund holdings, if any.

C000197627 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Energy ETF
Class Name	Invesco S&P 500® Equal Weight Energy ETF
Trading Symbol	RSPG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Energy ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Energy ETF	$52	0.40%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, energy stocks outperformed the broader market. The Fund's focus on energy securities created a performance tailwind relative to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Energy Plus Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 60.44%, differed from the return of the Index, 61.16%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Industry Allocations |  Oil, gas & consumable fuels industry, followed by the energy equipment & services industry.
Positions | APA Corp., an oil, gas & consumable fuels company, and Valero Energy Corp., an oil, gas & consumable fuels company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Energy ETF — NAV Return	60.44%	25.37%	9.85%
Custom Invesco S&P 500 Equal Weight Energy ETF Benchmark	61.16%	25.93%	10.28%
S&P 500® Index	31.05%	13.14%	15.26%
S&P 500® Energy Index	52.40%	24.12%	10.14%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 628,520,338
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 1,877,773
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$628,520,338
Total number of portfolio holdings	25
Total advisory fees paid	$1,877,773
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
APA Corp.	5.22%
Baker Hughes Co., Class A	5.00%
SLB Ltd.	4.99%
Halliburton Co.	4.98%
Diamondback Energy, Inc.	4.92%
Coterra Energy, Inc.	4.84%
Devon Energy Corp.	4.79%
Targa Resources Corp.	4.65%
Marathon Petroleum Corp.	4.63%
Valero Energy Corp.	4.62%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
APA Corp.	5.22%
Baker Hughes Co., Class A	5.00%
SLB Ltd.	4.99%
Halliburton Co.	4.98%
Diamondback Energy, Inc.	4.92%
Coterra Energy, Inc.	4.84%
Devon Energy Corp.	4.79%
Targa Resources Corp.	4.65%
Marathon Petroleum Corp.	4.63%
Valero Energy Corp.	4.62%
* Excluding money market fund holdings, if any.

C000197628 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight ETF
Class Name	Invesco S&P 500® Equal Weight ETF
Trading Symbol	RSP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the Fund's equal weighting methodology led to lower exposure to mega cap stocks, creating a performance headwind relative to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 22.17%, differed from the return of the Index, 22.39%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the industrials and energy sectors, respectively.
Positions | Western Digital Corp., an information technology company, and Seagate Technology Holdings PLC, an information technology company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Trade Desk, Inc. (The), Class A, a communication services company, and Gartner, Inc., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight ETF — NAV Return	22.17%	8.29%	11.74%
S&P 500® Equal Weight Index	22.39%	8.50%	11.96%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 87,863,828,921
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 154,034,826
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$87,863,828,921
Total number of portfolio holdings	508
Total advisory fees paid	$154,034,826
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Intel Corp.	0.38%
Seagate Technology Holdings PLC	0.34%
Advanced Micro Devices, Inc.	0.33%
ON Semiconductor Corp.	0.33%
Sandisk Corp.	0.32%
Western Digital Corp.	0.31%
Ciena Corp.	0.30%
Monolithic Power Systems, Inc.	0.29%
Centene Corp.	0.29%
NXP Semiconductors N.V.	0.28%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Intel Corp.	0.38%
Seagate Technology Holdings PLC	0.34%
Advanced Micro Devices, Inc.	0.33%
ON Semiconductor Corp.	0.33%
Sandisk Corp.	0.32%
Western Digital Corp.	0.31%
Ciena Corp.	0.30%
Monolithic Power Systems, Inc.	0.29%
Centene Corp.	0.29%
NXP Semiconductors N.V.	0.28%
* Excluding money market fund holdings, if any.

C000197629 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Financials ETF
Class Name	Invesco S&P 500® Equal Weight Financials ETF
Trading Symbol	RSPF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Financials ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Financials ETF	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, financials stocks underperformed the broader market. The Fund's focus on financials securities created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Financials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 11.00%, differed from the return of the Index, 11.49%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by capital markets and consumer finance industries, respectively.
Positions | Invesco Ltd., a capital markets company, and Citigroup, Inc., a banks company.
What detracted from performance?
Industry Allocations |  Financial services industry, followed by the insurance industry.
Positions | Fiserv, Inc., a financial services company, and Brown & Brown, Inc., an insurance company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Financials ETF — NAV Return	11.00%	6.99%	11.85%
S&P 500® Equal Weight Financials Index	11.49%	7.42%	12.36%
S&P 500® Index	31.05%	13.14%	15.26%
S&P 500® Financials Index	8.58%	9.51%	12.89%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 276,798,716
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 1,218,335
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$276,798,716
Total number of portfolio holdings	79
Total advisory fees paid	$1,218,335
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Apollo Global Management, Inc.	1.50%
State Street Corp.	1.50%
Franklin Resources, Inc.	1.49%
KKR & Co., Inc., Class A	1.48%
Morgan Stanley	1.47%
Northern Trust Corp.	1.46%
Citigroup, Inc.	1.45%
Blackstone, Inc., Class A	1.45%
Synchrony Financial	1.45%
Interactive Brokers Group, Inc., Class A	1.44%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apollo Global Management, Inc.	1.50%
State Street Corp.	1.50%
Franklin Resources, Inc.	1.49%
KKR & Co., Inc., Class A	1.48%
Morgan Stanley	1.47%
Northern Trust Corp.	1.46%
Citigroup, Inc.	1.45%
Blackstone, Inc., Class A	1.45%
Synchrony Financial	1.45%
Interactive Brokers Group, Inc., Class A	1.44%
* Excluding money market fund holdings, if any.

C000197630 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Health Care ETF
Class Name	Invesco S&P 500® Equal Weight Health Care ETF
Trading Symbol	RSPH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Health Care ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Health Care ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, health care stocks underperformed the broader market. The Fund's focus on health care securities created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Health Care Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 7.16%, differed from the return of the Index, 7.55%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Biotechnology industry, followed by pharmaceuticals and life sciences tools & services industries, respectively.
Positions | Viatris, Inc., a pharmaceuticals company, and Moderna, Inc., a biotechnology company.
What detracted from performance?
Industry Allocations |  Health care equipment & supplies industry.
Positions | Molina Healthcare, Inc., a health care providers & services company (no longer held at fiscal year-end), and Boston Scientific Corp., a health care equipment & supplies company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Health Care ETF — NAV Return	7.16%	2.35%	8.13%
S&P 500® Equal Weight Health Care Index	7.55%	2.76%	8.55%
S&P 500® Index	31.05%	13.14%	15.26%
S&P 500® Health Care Index	5.77%	5.54%	9.61%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 689,439,567
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,928,674
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$689,439,567
Total number of portfolio holdings	62
Total advisory fees paid	$2,928,674
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Centene Corp.	2.65%
Humana, Inc.	2.44%
UnitedHealth Group, Inc.	2.30%
Elevance Health, Inc.	2.30%
West Pharmaceutical Services, Inc.	2.21%
Cigna Group (The)	1.97%
CVS Health Corp.	1.94%
Viatris, Inc.	1.89%
Mettler-Toledo International, Inc.	1.84%
Waters Corp.	1.84%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Centene Corp.	2.65%
Humana, Inc.	2.44%
UnitedHealth Group, Inc.	2.30%
Elevance Health, Inc.	2.30%
West Pharmaceutical Services, Inc.	2.21%
Cigna Group (The)	1.97%
CVS Health Corp.	1.94%
Viatris, Inc.	1.89%
Mettler-Toledo International, Inc.	1.84%
Waters Corp.	1.84%
* Excluding money market fund holdings, if any.

C000197631 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Industrials ETF
Class Name	Invesco S&P 500® Equal Weight Industrials ETF
Trading Symbol	RSPN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Industrials ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Industrials ETF	$45	0.40%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, industrials stocks outperformed the broader market. Despite this, Fund's equal weighting methodology created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Industrials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 27.21%, differed from the return of the Index, 27.74%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Machinery industry, followed by electrical equipment and aerospace & defense industries, respectively.
Positions | GE Vernova, Inc., an electrical equipment company, and Caterpillar, Inc., a machinery company
What detracted from performance?
Industry Allocations |  Professional services industry, followed by the commercial services & supplies industry.
Positions | Copart, Inc., a commercial services & supplies company, and Paycom Software, Inc., a professional services company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Industrials ETF — NAV Return	27.21%	11.73%	14.55%
S&P 500® Equal Weight Industrials Index	27.74%	12.17%	15.00%
S&P 500® Index	31.05%	13.14%	15.26%
S&P 500® Industrials Index	34.84%	13.17%	13.74%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,002,288,442
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 2,981,051
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,002,288,442
Total number of portfolio holdings	82
Total advisory fees paid	$2,981,051
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	1.62%
Quanta Services, Inc.	1.59%
GE Vernova, Inc.	1.58%
Caterpillar, Inc.	1.56%
EMCOR Group, Inc.	1.53%
United Rentals, Inc.	1.52%
Vertiv Holdings Co., Class A	1.51%
Generac Holdings, Inc.	1.51%
Eaton Corp. PLC	1.51%
Cummins, Inc.	1.49%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	1.62%
Quanta Services, Inc.	1.59%
GE Vernova, Inc.	1.58%
Caterpillar, Inc.	1.56%
EMCOR Group, Inc.	1.53%
United Rentals, Inc.	1.52%
Vertiv Holdings Co., Class A	1.51%
Generac Holdings, Inc.	1.51%
Eaton Corp. PLC	1.51%
Cummins, Inc.	1.49%
* Excluding money market fund holdings, if any.

C000197632 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Materials ETF
Class Name	Invesco S&P 500® Equal Weight Materials ETF
Trading Symbol	RSPM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Materials ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Materials ETF	$46	0.40%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, materials stocks underperformed the broader market. The Fund's focus on material securities created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Materials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 30.05%, differed from the return of the Index, 30.58%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Chemicals industry, followed by metals & mining and construction materials industries, respectively.
Positions | Albemarle Corp., a chemicals company, and Newmont Corp., a metals & mining company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | International Paper Co., a containers & packaging company, and Eastman Chemical Co., a chemicals company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Materials ETF — NAV Return	30.05%	5.61%	10.76%
S&P 500® Equal Weight Materials Index	30.58%	5.99%	11.17%
S&P 500® Index	31.05%	13.14%	15.26%
S&P 500® Materials Index	23.85%	6.37%	10.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 180,895,576
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 665,605
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$180,895,576
Total number of portfolio holdings	29
Total advisory fees paid	$665,605
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Nucor Corp.	4.92%
Steel Dynamics, Inc.	4.65%
Dow, Inc.	4.42%
Albemarle Corp.	4.39%
CRH PLC	4.27%
Vulcan Materials Co.	4.25%
LyondellBasell Industries N.V., Class A	4.15%
Air Products and Chemicals, Inc.	4.05%
PPG Industries, Inc.	3.91%
Linde PLC	3.90%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Nucor Corp.	4.92%
Steel Dynamics, Inc.	4.65%
Dow, Inc.	4.42%
Albemarle Corp.	4.39%
CRH PLC	4.27%
Vulcan Materials Co.	4.25%
LyondellBasell Industries N.V., Class A	4.15%
Air Products and Chemicals, Inc.	4.05%
PPG Industries, Inc.	3.91%
Linde PLC	3.90%
* Excluding money market fund holdings, if any.

C000205462 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Communication Services ETF
Class Name	Invesco S&P 500® Equal Weight Communication Services ETF
Trading Symbol	RSPC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Communication Services ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Communication Services ETF	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, communication services stocks outperformed the broader market. Despite this, Fund's equal weighting methodology created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Communication Services Plus Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 10.39%, differed from the return of the Index, 10.19%, primarily due to income received from the securities lending program in which the Fund participates, partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Entertainment industry, followed by the interactive media & services and diversified telecommunication services industries, respectively.
Positions | Warner Bros. Discovery, Inc., an entertainment company, and Alphabet, Inc., Class A, an interactive media & services company.
What detracted from performance?
Industry Allocations |  Media industry, followed by the wireless telecommunication services industry.
Positions | Trade Desk, Inc. (The), Class A, a media company, and Charter Communications, Inc., Class A, a media company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (11/7/18)
Invesco S&P 500® Equal Weight Communication Services ETF — NAV Return	10.39%	1.04%	6.84%
S&P 500® Equal Weight Communication Services Plus Index	10.19%	1.30%	7.17%
S&P 500® Index	31.05%	13.14%	15.23%
S&P 500® Communication Services Index	55.91%	15.08%	18.23%

Performance Inception Date	Nov. 07, 2018
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 64,223,952
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 277,687
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$64,223,952
Total number of portfolio holdings	28
Total advisory fees paid	$277,687
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
EchoStar Corp., Class A	5.06%
Paramount Skydance Corp.	4.75%
Walt Disney Co. (The)	4.74%
Pinterest, Inc., Class A	4.67%
Take-Two Interactive Software, Inc.	4.67%
Electronic Arts, Inc.	4.66%
New York Times Co. (The), Class A	4.66%
Netflix, Inc.	4.55%
Warner Bros. Discovery, Inc.	4.48%
AT&T, Inc.	4.43%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
EchoStar Corp., Class A	5.06%
Paramount Skydance Corp.	4.75%
Walt Disney Co. (The)	4.74%
Pinterest, Inc., Class A	4.67%
Take-Two Interactive Software, Inc.	4.67%
Electronic Arts, Inc.	4.66%
New York Times Co. (The), Class A	4.66%
Netflix, Inc.	4.55%
Warner Bros. Discovery, Inc.	4.48%
AT&T, Inc.	4.43%
* Excluding money market fund holdings, if any.

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